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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781

                          Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2007 through January 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                     CLASSIC
                                    BALANCED
                                      FUND

                                      AOBLX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     1/31/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            9
Prices and Distributions                                                    10
Performance Update                                                          11
Comparing Ongoing Fund Expenses                                             15
Schedule of Investments                                                     17
Financial Statements                                                        33
Notes to Financial Statements                                               41
Approval of Investment Advisory Agreement                                   49
Trustees, Officers and Service Providers                                    53

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy and Wall Street ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically compared to U.S. government securities and stock markets declining. For the six months ending January 31, 2008, the Dow Jones Industrial Average fell 3%, the Standard & Poor's 500 Index declined 4% and the NASDAQ Composite Index fell 6%. The MSCI EAFE Developed Market Index of international stock markets fell 7%, and the MSCI Emerging Markets Index fell 1% over the period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the six months ending January 31, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 1% as its higher coupon yields overcame falling bond prices as credit spreads widened.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08
--------------------------------------------------------------------------------

The continued deterioration in the housing industry and problems in the subprime mortgage market affected both the domestic equity and fixed-income markets during the six months ended January 31, 2008. Among equities, financials stocks were hit particularly hard, while corporate bonds were most affected in the bond market, where investors tried to avoid credit risk in a general flight to quality. In the following interview, Walter Hunnewell, who manages the equity portfolio of the Pioneer Classic Balanced Fund, and Richard Schlanger, who is responsible for the Fund's fixed-income portfolio, discuss the markets and the factors that affected Fund performance during the six months ending January 31, 2008.

Q:   How did the Fund perform during the six-month period?

A: Pioneer Classic Balanced Fund Class A shares had a -1.58% total return, at net asset value, during the six months ending January 31, 2008. During the same period, the Fund's benchmarks, the Standard and Poor's 500 Index (S&P
     500) and the Lehman Brothers Government/Credit Bond Index (the Lehman Index), returned -4.32% and 7.15%, respectively, while the average return of the 468 funds in Lipper's Mixed-Asset, Target Allocation Moderate Category was -0.84%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the primary factors influencing performance during the six months ended January 31, 2008?

A: Capital markets became significantly more volatile during the period as the domestic housing market continued to weaken and problems in the subprime housing industry began affecting credit markets generally. As the period progressed, signs of a deceleration in the economy became more apparent, as the unemployment rate started to rise and consumer spending and business investment appeared to slacken. Lending activity slowed and the U.S.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Federal Reserve Board (the Fed), in an effort to inject new liquidity into the economy, began lowering influential overnight Federal funds target rate. The Fed cut the rate from 5.25% to 4.25% between September 2007 and the end of 2007, and then slashed the rate to 3.00% in two separate actions in January 2008.

     In this environment, we became somewhat more defensive in both our equity and fixed-income portfolios, and made some adjustments to our overall asset allocation. We started the six months with 59% of assets invested in equities and 41% invested in fixed-income securities. As volatility became more significant, we increased our exposure to bonds to about 43% of Fund assets, but near the end of the six-month period ended January 31, 2008 we took advantage of some opportunities within the equity market and increased the Fund's exposure to stocks to about 60% of assets, with the remaining 40% in bonds.

     Within our equity portfolio, we added to the Fund's investments in the pharmaceuticals industry, as well as in the consumer staples and information technology sectors. Overall, the Fund had a heavy exposure to dividend-paying stocks, notably several underperforming financials stocks. The financials holdings held back performance when these names fell out of favor amid concerns about deterioration in credit quality.

     Within the fixed-income portfolio, we retained a relatively high-quality portfolio, with an average credit rating of "AA." However, performance was held back by our underweight position in Treasuries, the best-performing fixed-income sector during the period. As Treasuries rallied throughout the six months, we thought their prices already fully reflected the effects of a weakened economy and that there was little advantage to increasing the Fund's exposure. As the yield spreads between Treasuries and other sectors widened - or became greater - we selectively added some corporate names late in the period to take advantage of the attractive values. Overall, the fixed-income portfolio's duration - a measure of sensitivity to changes in interest rates - remained relatively neutral compared to the Lehman Index. At the end of the six month period, the portfolio's effective duration was
     4.17 years.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08                            (continued)
--------------------------------------------------------------------------------

Q: What types of investments most affected the equity portion of the Fund's performance?

A: The Fund was underweighted in the underperforming information technology sector and had generally good stock selection within the sector. One notable contributor to results was Nokia, the major Finnish telecommunications equipment company, whose handsets gained share over competitors as demand increased globally. While we were underweighted in the outperforming consumer staples sector, our investment in global tobacco company Altria made a noteworthy contribution. Altria benefited from the apparent reduced threat posed by tobacco liability lawsuits and from the positive market reaction to the corporation's plan to split-off its international tobacco business from its domestic business. In the outperforming materials sector, which we overweighted, our investment in diversified chemical company Dupont helped. In the weak-performing financials sector, which we underweighted, U.S. Bancorp was a major positive for the Fund, as its retail-oriented business performed well while the company generally avoided problems in the real estate business. In addition, the Fund's lack of exposure to money center bank Citigroup helped, as the stock performed very poorly as the company wrote down the value of subprime-related assets on its balance sheet.

     The worst-performing stock in the portfolio during the reporting period was Washington Mutual, a holding we liquidated in December 2007, but not before it had significantly affected results. Its mortgage-lending business was particularly hard-hit by the subprime mortgage crisis. The Fund's health care investments also held back results, largely because of the impact of one investment, pharmaceutical company Schering-Plough. Its stock price dropped sharply in January 2008, largely because of the impact of questions about its drug Vytorin, an anti-cholesterol medication. We have retained our position in the company because we think the market has misinterpreted the results of a controversial drug study. Another notable detractor among our consumer discretionary holdings during the period was Yellow Pages publisher Idearc. Its share price declined both because of fears about the impact of an economic slowdown on its business and because of market doubts about the value of the Yellow Pages business in an age where Internet usage continues to become more commonplace.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We believe that the aggressiveness of the Fed in recent months has reduced the risk of the economy falling into a major recession. Even if a recession does occur, we think it is likely to be short-lived. As a consequence, we have added to the Fund's equity positions in anticipation that economic growth may begin to reaccelerate later in 2008. Should this occur, some of the sectors that performed most poorly in the recent market downturn may do well. As a consequence, we have decided not to become too defensive in our equity portfolio, and we have remained overweight in the industrials, materials and telecommunications equipment sectors. We also have retained a large overweighted position in health care stocks, while underweighting the consumer discretionary, utilities and energy areas.

     We believe the Fed, by cutting short-term interest rates so significantly, has deliberately decided to promote economic growth, even at the expense of more inflation. As a result, we will be watching for emerging signs of inflation. We have maintained a relatively neutral duration in the Fund's fixed-income portfolio, but have reduced our positions in long-maturity securities, which would be vulnerable if market interest rates were to start rising again in response to rising inflationary pressures. As we have increased our exposure to corporates, we have tended to favor the new-issue market, where values appear somewhat more attractive than in the secondary market.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities,

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08                            (continued)
--------------------------------------------------------------------------------

uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       50.0%
U.S. Government Securities                               23.7%
U.S. Corporate Bonds                                     11.6%
Depositary Receipts for International Stocks              4.4%
Convertible Preferred Stocks                              4.1%
Temporary Cash Investment                                 3.6%
Collateralized Mortgage Obligations                       1.9%
Asset Backed Securities                                   0.7%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)

[The following data was represented as a pie chart in the printed material]

Government                                               25.8%
Industrials                                              12.2%
Health Care                                              11.3%
Financials                                               10.9%
Information Technology                                    8.3%
Consumer Staples                                          7.0%
Energy                                                    6.6%
Consumer Discretionary                                    6.5%
Telecommunication Services                                5.5%
Materials                                                 3.3%
Utilities                                                 2.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.   Altria Group, Inc.                                            3.11%
 2.   Nokia Corp. (A.D.R)                                           2.53
 3.   Diamond Offshore Drilling, Inc.                               2.35
 4.   Emerson Electric Co.                                          2.32
 5.   Verizon Communications, Inc.                                  2.30
 6.   Merck & Co., Inc.                                             2.29
 7.   Teva Pharmaceutical Industries, Ltd. (A.D.R.)                 2.08
 8.   Windstream Corp.                                              2.05
 9.   Eli Lilly & Co.                                               2.03
10.   Rockwell International Corp.                                  1.83

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   1/31/08   7/31/07
------- --------- --------
    A     $9.36   $10.80
    B     $9.31   $10.74
    C     $9.35   $10.79
    Y     $9.36   $10.80


Distributions Per Share
--------------------------------------------------------------------------------

                     8/1/07 - 1/31/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.1807      $0.0344             $1.1101
   B    $0.1281      $0.0344             $1.1101
   C    $0.1391      $0.0344             $1.1101
   Y    $0.2000      $0.0344             $1.1101


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government/Credit Bond Index measures the performance of all debt obligations of the U.S. government agencies and all investment-grade domestic corporate debt. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indices.

The indices defined here pertain to the "Value of $10,000 Investment" charts on pages 11-14.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                               CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Government/Credit Bond Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)

                                     Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
10 Years                                6.18%          5.70%
5 Years                                 8.77           7.77
1 Year                                  0.13          -4.38
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross           Net
                                        1.25%          1.16%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

       Pioneer Classic   Standard & Poor's    Lehman Brothers Government/Credit
       Balanced Fund     500 Index            Bond Index
1/98   $ 9,550           $10,000              $10,000
       $10,704           $13,251              $10,871
1/00   $10,550           $14,621              $10,560
       $12,103           $14,490              $12,013
1/02   $12,466           $12,152              $12,914
       $11,436           $ 9,356              $14,234
1/04   $13,720           $12,588              $15,034
       $14,349           $13,371              $15,631
1/06   $15,552           $14,759              $15,862
       $17,388           $16,899              $16,478
1/08   $17,411           $16,508              $18,020

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.50% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund includes the performance of AmSouth Balanced Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                              CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Government/Credit Bond Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                         If            If
Period                                  Held        Redeemed
10 Years                                5.37%         5.37%
5 Years                                 7.89          7.89
1 Year                                 -0.81         -4.27
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        2.09%         2.06%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

       Pioneer Classic   Standard & Poor's    Lehman Brothers Government/Credit
       Balanced Fund     500 Index            Bond Index
1/98   $10,000           $10,000              $10,000
       $11,123           $13,251              $10,871
1/00   $10,877           $14,621              $10,560
       $12,397           $14,490              $12,013
1/02   $12,678           $12,152              $12,914
       $11,541           $ 9,356              $14,234
1/04   $13,741           $12,588              $15,034
       $14,257           $13,371              $15,631
1/06   $15,327           $14,759              $15,862
       $17,006           $16,899              $16,478
1/08   $16,869           $16,508              $18,020

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund includes the performance of AmSouth Balanced Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                              CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Government/Credit Bond Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                         If            If
Period                                  Held        Redeemed
10 Years                                5.43%         5.43%
5 Years                                 8.02          8.02
1 Year                                 -0.71         -0.71
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        2.10%         2.06%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

       Pioneer Classic   Standard & Poor's    Lehman Brothers Government/Credit
       Balanced Fund     500 Index            Bond Index
1/98   $10,000           $10,000              $10,000
       $11,123           $13,251              $10,871
1/00   $10,877           $14,621              $10,560
       $12,397           $14,490              $12,013
1/02   $12,678           $12,152              $12,914
       $11,541           $ 9,356              $14,234
1/04   $13,741           $12,588              $15,034
       $14,257           $13,371              $15,631
1/06   $15,413           $14,759              $15,862
       $17,094           $16,899              $16,478
1/08   $16,972           $16,508              $18,020

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class C shares is based upon the performance of the Fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                               CLASS Y SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Government/Credit Bond Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                         If            If
Period                                  Held        Redeemed
 10 Years                               6.43%         6.43%
 5 Years                                9.02          9.02
 1 Year                                 0.50          0.50
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        0.80%         0.80%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

       Pioneer Classic   Standard & Poor's    Lehman Brothers Government/Credit
       Balanced Fund     500 Index            Bond Index
1/98   $10,000           $10,000              $10,000
       $11,240           $13,251              $10,871
1/00   $11,098           $14,621              $10,560
       $12,753           $14,490              $12,013
1/02   $13,165           $12,152              $12,914
       $12,106           $ 9,356              $14,234
1/04   $14,531           $12,588              $15,034
       $15,220           $13,371              $15,631
1/06   $16,534           $14,759              $15,862
       $18,551           $16,899              $16,478
1/08   $18,644           $16,508              $18,020

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of the Class Y shares of the Fund includes the performance of AmSouth Balanced Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Classic Balanced Fund

Based on actual returns from August 1, 2007 through January 31,
2008.


Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 8/1/07

Ending Account Value             $  984.20      $  980.30      $  980.30      $  986.00
(after expenses)

On 1/31/08
Expenses Paid During Period*     $    5.80      $   10.28      $   10.23      $    3.90

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.06%, 2.05% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Classic Balanced Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from August 1, 2007 through January 31, 2008.


Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 8/1/07

Ending Account Value             $1,019.36      $1,014.82      $1,014.87      $1,021.27
(after expenses)

On 1/31/08
Expenses Paid During Period*     $    5.90      $   10.46      $   10.41      $    3.97

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.06%, 2.05% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

                       S&P/
           Floating   Moody's
 Shares    Rate (c)   Ratings                                                    Value
                                CONVERTIBLE PREFERRED STOCKS - 4.2%
                                Commercial Services & Supplies - 1.3%
                                Office Services & Supplies - 1.3%
  55,440              NR/NR     Avery Dennison Corp., 7.875%, 11/15/10    $  2,818,570
                                                                          ------------
                                Total Commercial Services & Supplies      $  2,818,570
                                                                          ------------
                                Automobiles & Components - 1.5%
                                Automobile Manufacturers - 1.5%
  92,534              B+/NR     Ford Capital Trust, 6.5%, 1/15/32         $  3,113,769
                                                                          ------------
                                Total Automobiles & Components            $  3,113,769
                                                                          ------------
                                Diversified Financials - 1.4%
                                Diversified Financial Services - 1.4%
  85,420              NR/NR     Lazard, Ltd., 6.625%, 5/15/08             $  2,860,716
                                                                          ------------
                                Total Diversified Financials              $  2,860,716
                                                                          ------------
                                TOTAL CONVERTIBLE PREFERRED
                                STOCKS
                                (Cost $9,228,354)                         $  8,793,055
                                                                          ------------
                                COMMON STOCKS - 55.9%
                                Energy - 5.6%
                                Integrated Oil & Gas - 3.3%
  41,961                        Chevron Corp.                             $  3,545,705
  45,928                        Royal Dutch Shell Plc (A.D.R.)               3,279,718
                                                                          ------------
                                                                          $  6,825,423
                                                                          ------------
                                Oil & Gas Drilling - 2.3%
  43,156                        Diamond Offshore Drilling, Inc. (b)       $  4,873,607
                                                                          ------------
                                Total Energy                              $ 11,699,030
                                                                          ------------
                                Materials - 2.6%
                                Diversified Chemical - 2.3%
  70,244                        E.I. du Pont de Nemours and Co.           $  3,173,624
  79,514                        Olin Corp.                                   1,629,242
                                                                          ------------
                                                                          $  4,802,866
                                                                          ------------
                                Diversified Metals & Mining - 0.3%
   7,142                        Freeport-McMoRan Copper & Gold, Inc.
                                  (Class B)                               $    635,852
                                                                          ------------
                                Total Materials                           $  5,438,718
                                                                          ------------
                                Capital Goods - 7.2%
                                Aerospace & Defense - 1.6%
  45,806                        United Technologies Corp.                 $  3,362,618
                                                                          ------------

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                       S&P/
           Floating   Moody's
 Shares    Rate (c)   Ratings                                                    Value
                                Electrical Component & Equipment - 4.1%
   94,684                       Emerson Electric Co.                      $  4,813,735
   66,610                       Rockwell International Corp.                 3,798,102
                                                                          ------------
                                                                          $  8,611,837
                                                                          ------------
                                Industrial Conglomerates - 1.5%
   40,185                       3M Co.                                    $  3,200,735
                                                                          ------------
                                Total Capital Goods                       $ 15,175,190
                                                                          ------------
                                Commercial Services & Supplies - 1.5%
                                Commercial Printing - 1.5%
   88,462                       R.R. Donnelly & Sons Co.                  $  3,086,439
                                                                          ------------
                                Total Commercial Services & Supplies      $  3,086,439
                                                                          ------------
                                Consumer Services - 0.3%
                                Restaurants - 0.3%
   11,002                       McDonald's Corp.                          $    589,157
                                                                          ------------
                                Total Consumer Services                   $    589,157
                                                                          ------------
                                Media - 1.9%
                                Movies & Entertainment - 1.4%
  159,914                       Regal Entertainment Group (b)             $  2,964,806
                                                                          ------------
                                Publishing - 0.5%
   62,989                       Idearc, Inc. (b)                          $  1,024,201
                                                                          ------------
                                Total Media                               $  3,989,007
                                                                          ------------
                                Retailing - 0.8%
                                Department Stores - 0.8%
   64,305                       Macys, Inc.                               $  1,777,390
                                                                          ------------
                                Total Retailing                           $  1,777,390
                                                                          ------------
                                Food, Beverage & Tobacco - 3.9%
                                Tobacco - 3.9%
   84,860                       Altria Group, Inc.                        $  6,434,085
   21,208                       Loews Corp., Carolina Group                  1,741,813
                                                                          ------------
                                                                          $  8,175,898
                                                                          ------------
                                Total Food, Beverage & Tobacco            $  8,175,898
                                                                          ------------
                                Household & Personal Products - 2.5%
                                Household Products - 1.6%
   49,033                       Procter & Gamble Co.*                     $  3,233,726
                                                                          ------------
                                Personal Products - 0.9%
   45,808                       Estee Lauder Co.                          $  1,933,098
                                                                          ------------
                                Total Household & Personal Products       $  5,166,824
                                                                          ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       S&P/
           Floating   Moody's
 Shares    Rate (c)   Ratings                                                    Value
                                Health Care Equipment & Services - 1.1%
                                Health Care Distributors - 1.1%
   35,058                       McKesson Corp.*                           $  2,201,292
                                                                          ------------
                                Total Health Care Equipment & Services    $  2,201,292
                                                                          ------------
                                Pharmaceuticals & Biotechnology - 10.2%
                                Pharmaceuticals - 10.2%
  122,238                       Bristol-Myers Squibb Co.                  $  2,834,699
   81,535                       Eli Lilly & Co.                              4,200,683
  102,502                       Merck & Co., Inc.                            4,743,793
   62,395                       Pfizer, Inc.                                 1,459,419
  190,750                       Schering-Plough Corp.                        3,732,978
   93,365                       Teva Pharmaceutical Industries, Ltd.
                                  (A.D.R.)                                   4,298,525
                                                                          ------------
                                                                          $ 21,270,097
                                                                          ------------
                                Total Pharmaceuticals & Biotechnology     $ 21,270,097
                                                                          ------------
                                Banks - 1.7%
                                Diversified Banks - 1.7%
  101,707                       U.S. Bancorp                              $  3,452,953
                                                                          ------------
                                Total Banks                               $  3,452,953
                                                                          ------------
                                Real Estate - 2.8%
                                Office Real Estate Investment Trusts - 2.0%
  163,259                       Brandywine Realty Trust                   $  3,077,432
  124,855                       HRPT Properties Trust                          992,597
                                                                          ------------
                                                                          $  4,070,029
                                                                          ------------
                                Specialized Real Estate Investment Trusts - 0.8%
   51,391                       Hospitality Properties Trust              $  1,744,724
                                                                          ------------
                                Total Real Estate                         $  5,814,753
                                                                          ------------
                                Technology Hardware & Equipment - 5.9%
                                Communications Equipment - 4.8%
   44,114                       Cisco Systems, Inc.*                      $  1,080,793
  157,384                       Corning, Inc.*                               3,788,233
  142,008                       Nokia Corp. (A.D.R.)                         5,247,196
                                                                          ------------
                                                                          $ 10,116,222
                                                                          ------------
                                Computer Hardware - 1.1%
   44,614                       Hewlett-Packard Co.                       $  1,951,863
   30,266                       Sun Microsystems, Inc.*                        529,655
                                                                          ------------
                                                                          $  2,481,518
                                                                          ------------
                                Total Technology Hardware & Equipment     $ 12,597,740
                                                                          ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                       S&P/
           Floating   Moody's
 Shares    Rate (c)   Ratings                                                    Value
                                Semiconductors - 1.4%
                                Semiconductors - 1.4%
  136,512                       Intel Corp.                               $  2,894,054
                                                                          ------------
                                Total Semiconductors                      $  2,894,054
                                                                          ------------
                                Telecommunication Services - 5.2%
                                Integrated Telecommunication Services - 5.2%
  156,310                       Citizens Utilities Co. (Class B) (b)      $  1,792,876
  122,852                       Verizon Communications, Inc.                 4,771,572
  366,477                       Windstream Corp.                             4,254,798
                                                                          ------------
                                                                          $ 10,819,246
                                                                          ------------
                                Total Telecommunication Services          $ 10,819,246
                                                                          ------------
                                Utilities - 1.3%
                                Gas Utilities - 1.3%
   96,127                       Atmos Energy Corp.                        $  2,760,767
                                                                          ------------
                                Total Utilities                           $  2,760,767
                                                                          ------------
                                TOTAL COMMON STOCKS
                                (Cost $117,501,607)                       $116,908,555
                                                                          ------------


 Principal
  Amount
                                ASSET-BACKED SECURITIES - 0.8%
                                Energy - 0.1%
                                Oil & Gas Equipment & Services - 0.1%
$200,000   7.74       NR/NR     Sevan Marine ASA, Floating Rate Note,
                                  5/14/13 (144A)                          $    194,000
                                                                          ------------
                                Total Energy                              $    194,000
                                                                          ------------
                                Transportation - 0.0%
                                Airlines - 0.0%
  10,396             BBB+/Baa2  Continental Airlines, Inc., 6.648%,
                                  9/15/17                                 $     10,396
                                                                          ------------
                                Total Transportation                      $     10,396
                                                                          ------------
                                Food & Drug Retailing - 0.1%
                                Food Retail - 0.1%
 200,000              BB/Aaa    Dominos Pizza Master Issuer LLC, 7.629%,
                                  4/25/37                                 $    170,000
                                                                          ------------
                                Total Food & Drug Retailing               $    170,000
                                                                          ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Banks - 0.1%
                                    Thrifts & Mortgage Finance - 0.1%
$  248,733              AAA/Aaa     Local Insight Media Finance LLC, 5.88%,
                                      10/23/37                                  $    218,160
                                                                                ------------
                                    Total Banks                                 $    218,160
                                                                                ------------
                                    Diversified Financials - 0.3%
                                    Other Diversified Financial Services - 0.3%
   181,560              BBB+/Baa2   PF Export Receivable Master Trust,
                                      6.436%, 6/1/15 (144A)                     $    188,823
   332,939              BBB/Baa2    Power Receivables Finance LLC, 6.29%,
                                      1/1/12 (144A)                                  352,749
                                                                                ------------
                                                                                $    541,572
                                                                                ------------
                                    Total Diversified Financials                $    541,572
                                                                                ------------
                                    Utilities - 0.2%
                                    Electric Utilities - 0.2%
   249,414              BBB/Baa3    FPL Energy America Wind LLC, 6.639%,
                                      6/20/23 (144A)                            $    264,910
   142,400              BB/Ba2      FPL Energy Wind Funding LLC, 6.876%,
                                      6/27/17 (144A)                                 149,520
                                                                                ------------
                                                                                $    414,430
                                                                                ------------
                                    Total Utilities                             $    414,430
                                                                                ------------
                                    TOTAL ASSET-BACKED SECURITIES
                                    (Cost $1,567,053)                           $  1,548,558
                                                                                ------------
                                    COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
                                    Materials - 0.2%
                                    Forest Products - 0.2%
   350,000              BB/Ba2      TSTAR 2006-1 F, 7.5296%, 10/15/36
                                      (144A)                                    $    322,697
                                                                                ------------
                                    Total Materials                             $    322,697
                                                                                ------------
                                    Banks - 0.5%
                                    Thrifts & Mortgage Finance - 0.5%
   512,299              NR/Aaa      ABN Amro Mortgage Corp., 4.75%,
                                      5/25/18                                   $    517,507
   585,313   5.21       AAA/Aaa     SARM 2004-12 7A1, Floating Rate Note,
                                      2/25/34                                        590,701
                                                                                ------------
                                                                                $  1,108,208
                                                                                ------------
                                    Total Banks                                 $  1,108,208
                                                                                ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Diversified Financials - 0.1%
                                    Other Diversified Financial Services - 0.1%
$  140,000              NR/Ba1      Global Signal, Inc., 7.036%, 2/15/36
                                      (144A)                                    $    135,988
                                                                                ------------
                                    Total Diversified Financials                $    135,988
                                                                                ------------
                                    Government - 1.1%
                                    Government - 1.1%
    91,014              NR/NR       Federal Home Loan Bank, 5.0%, 1/15/16       $     92,310
    81,394              AAA/Aaa     Federal Home Loan Bank, 6.0%, 4/15/32             84,461
   687,131              AAA/Aaa     Federal Home Loan Mortgage Corp., 5.5%,
                                      12/15/20 - 6/15/32                             699,326
   203,695              AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                      5.875%, 5/15/16                                207,222
   459,144              AAA/Aaa     Federal Home Loan Mortgage Corp., 6.0%,
                                      12/15/21                                       470,814
   433,115              AAA/Aaa     Federal Home Loan Mortgage Corp., 6.1%,
                                      9/15/18                                        437,965
   444,650              AAA/Aaa     Federal National Mortgage Association,
                                      5.45%, 12/25/20                                453,535
                                                                                ------------
                                                                                $  2,445,633
                                                                                ------------
                                    Total Government                            $  2,445,633
                                                                                ------------
                                    TOTAL COLLATERALIZED MORTGAGE
                                    OBLIGATIONS
                                    (Cost $3,968,922)                           $  4,012,526
                                                                                ------------
                                    CORPORATE BONDS - 11.9%
                                    Energy - 0.8%
                                    Integrated Oil & Gas - 0.1%
   160,000              A-/A3       Occidental Petroleum Corp., 6.75%,
                                      1/15/12                                   $    176,891
    25,000              BBB/Baa2    Petro-Canada, 4.0%, 7/15/13                       23,585
    15,000              BBB+/Baa1   USX Corp., 6.85%, 3/1/08                          15,037
                                                                                ------------
                                                                                $    215,513
                                                                                ------------
                                    Oil & Gas Equipment & Services - 0.1%
   200,000              BBB+/Baa1   Weatherford International, Inc., 6.625%,
                                      11/15/11                                  $    216,185
                                                                                ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Oil & Gas Exploration & Production - 0.2%
$  175,000              BBB/Baa2    Canadian National Resource, Ltd., 5.9%,
                                      2/1/18                                    $    177,823
    65,000              BBB+/Baa1   Pemex Project Funding Master, 9.125%,
                                      10/13/10                                        72,703
   122,220              A/Aa2       Ras Laffan Liquified Natural Gas Co., Ltd.,
                                      3.437%, 9/15/09 (144A)                         122,390
    45,000              BB+/Ba2     Southern Star Central Corp., 6.75%,
                                      3/1/16                                          43,200
                                                                                ------------
                                                                                $    416,116
                                                                                ------------
                                    Oil & Gas Refining & Marketing - 0.0%
    90,000              BBB/Baa2    Boardwalk Pipelines LLC, 5.5%, 2/1/17       $     90,062
                                                                                ------------
                                    Oil & Gas Storage & Transportation - 0.4%
   125,000              BBB/Baa2    Buckeye Partners LP, 6.05%, 1/15/18         $    127,424
   320,000              BBB-/Baa3   NGPL Pipeco LLC, 6.514%, 12/15/12
                                      (144A)                                         330,116
   400,000   7.00       BB/Ba1      Teppco Partners LP, Floating Rate Note,
                                      6/1/67                                         355,276
                                                                                ------------
                                                                                $    812,816
                                                                                ------------
                                    Total Energy                                $  1,750,692
                                                                                ------------
                                    Materials - 0.5%
                                    Aluminum - 0.1%
   150,000              B/B3        Novelis, Inc., 7.25%, 2/15/15               $    138,375
                                                                                ------------
                                    Commodity Chemicals - 0.1%
   300,000              B+/Ba3      Nova Chemicals, Ltd., 6.5%, 1/15/12         $    276,000
                                                                                ------------
                                    Diversified Metals & Mining - 0.2%
   425,000              BBB/Baa3    Inco, Ltd., 7.2%, 9/15/32                   $    455,778
                                                                                ------------
                                    Fertilizers & Agricultural Chemicals - 0.0%
    30,000              BBB+/Baa1   Potash Corp., Saskatchewan, 4.875%,
                                      3/1/13                                    $     29,287
                                                                                ------------
                                    Paper Products - 0.1%
   150,000              B/B3        Abitibi-Consolidated, Inc., 6.95%, 4/1/08   $    147,750
                                                                                ------------
                                    Steel - 0.0%
    90,000              A+/A1       Nucor Corp., 5.0%, 12/1/12                  $     92,476
                                                                                ------------
                                    Total Materials                             $  1,139,666
                                                                                ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Capital Goods - 1.5%
                                    Aerospace & Defense - 0.3%
$   25,000              A+/A2       Boeing Co., 5.125%, 2/15/13                 $     26,041
   500,000              A/A2        General Dynamics Corp., 4.5%, 8/15/10            514,169
    80,000              A/A2        Honeywell International, Inc., 7.5%,
                                      3/1/10                                          86,256
                                                                                ------------
                                                                                $    626,466
                                                                                ------------
                                    Electrical Component & Equipment - 0.1%
   167,055              NR/WD       Orcal Geothermal, Inc., 6.21%, 12/30/20
                                      (144A)                                    $    181,081
                                                                                ------------
                                    Industrial Conglomerates - 0.7%
 1,000,000              AAA/Aaa     General Electric Capital Corp., 5.5%,
                                      11/15/11                                  $  1,012,151
   145,000              AAA/Aaa     General Electric Capital Corp., 6.125%,
                                      2/22/11                                        154,345
   120,000              AAA/Aaa     General Electric Capital Corp., 6.75%,
                                      3/15/32                                        131,221
   250,000              AAA/Aaa     General Electric Capital Corp., 5.625%,
                                      9/15/17                                        258,041
                                                                                ------------
                                                                                $  1,555,758
                                                                                ------------
                                    Trading Companies & Distributors - 0.4%
   495,000              BBB+/Baa1   GATX Corp., 5.5%, 2/15/12                   $    512,076
   300,000              BBB-/Baa3   Glencore Funding LLC, 6.0%, 4/15/14
                                      (144A)                                         297,719
                                                                                ------------
                                                                                $    809,795
                                                                                ------------
                                    Total Capital Goods                         $  3,173,100
                                                                                ------------
                                    Transportation - 0.5%
                                    Airlines - 0.5%
 1,000,000              A-/Baa1     Southwest Airlines Co., 5.25%, 10/1/14      $    985,052
                                                                                ------------
                                    Total Transportation                        $    985,052
                                                                                ------------
                                    Automobiles & Components - 0.3%
                                    Automobile Manufacturers - 0.3%
    80,000              CCC+/Caa1   Ford Motor Co., 7.25%, 10/1/08              $     78,600
   500,000              B-/Caa1     General Motors Corp., 7.2%, 1/15/11 (b)          457,500
                                                                                ------------
                                                                                $    536,100
                                                                                ------------
                                    Total Automobiles & Components              $    536,100
                                                                                ------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Consumer Services - 0.4%
                                    Restaurants - 0.4%
$  700,000              A/A3        McDonalds Corp., 5.75%, 3/1/12              $    741,587
                                                                                ------------
                                    Total Consumer Services                     $    741,587
                                                                                ------------
                                    Media - 0.8%
                                    Broadcasting & Cable Television - 0.3%
    80,000              BBB+/Baa2   Comcast Corp., 5.3%, 1/15/14                $     79,251
   400,000              BBB-/Baa3   Cox Communications, Inc., 7.125%,
                                      10/1/12                                        432,984
   150,000              BB+/Baa3    Cox Enterprises, Inc., 4.375%, 5/1/08
                                      (144A)                                         150,178
                                                                                ------------
                                                                                $    662,413
                                                                                ------------
                                    Media - 0.2%
   500,000              BBB+/Baa2   Comcast Cable Corp., 6.75%, 1/30/11         $    526,721
                                                                                ------------
                                    Publishing - 0.3%
   512,000              BBB+/Baa2   News America, Inc., 7.3%, 4/30/28           $    539,024
                                                                                ------------
                                    Total Media                                 $  1,728,158
                                                                                ------------
                                    Retailing - 0.5%
                                    General Merchandise Stores - 0.3%
   500,000              A+/A2       Target Corp., 5.875%, 3/1/12                $    527,066
                                                                                ------------
                                    Specialty Stores - 0.2%
   435,000              BBB-/Baa3   Tanger Factory Outlet Centers, Inc., 6.15%,
                                      11/15/15                                  $    447,741
                                                                                ------------
                                    Total Retailing                             $    974,807
                                                                                ------------
                                    Food, Beverage & Tobacco - 0.5%
                                    Agricultural Products - 0.1%
   250,000              A/A2        Cargill, Inc., 5.2%, 1/22/13 (144A)         $    252,060
                                                                                ------------
                                    Brewers - 0.0%
    35,000              BBB+/Baa1   Miller Brewing Co., 5.5%, 8/15/13 (144A)    $     36,868
                                                                                ------------
                                    Packaged Foods & Meats - 0.2%
   335,000              A+/A1       Unilever Capital Corp., 7.125%, 11/1/10     $    365,814
                                                                                ------------
                                    Soft Drinks - 0.2%
    35,000              A/A3        Bottling Group LLC, 5.0%, 11/15/13          $     36,195
   350,000              A+/Aa2      PepsiCo, Inc., 4.65%, 2/15/13                    363,350
                                                                                ------------
                                                                                $    399,545
                                                                                ------------
                                    Total Food, Beverage & Tobacco              $  1,054,287
                                                                                ------------

  The accompanying notes are an integral part of these financial statements. 25

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Banks - 1.1%
                                    Diversified Banks - 0.5%
$  250,000              BB/Ba1      Kazkommerts International BV, 8.0%,
                                      11/3/15                                   $    210,625
   120,000              A/Aa3       Korea Development Bank, 5.3%, 1/17/13            122,100
   225,000              AA-/Aa1     National Westminster, 7.375%, 10/1/09            237,525
   400,000              BB+/Baa2    TNK-BP Finance SA, 7.5%, 3/13/13
                                      (144A)                                         402,000
                                                                                ------------
                                                                                $    972,250
                                                                                ------------
                                    Regional Banks - 0.6%
   705,000              AA-/Aa2     Barclays Plc, 6.05%, 12/4/17                $    726,405
   500,000              A+/Aa3      Branch Banking & Trust Co., 4.875%,
                                      1/15/13                                        503,917
                                                                                ------------
                                                                                $  1,230,322
                                                                                ------------
                                    Total Banks                                 $  2,202,572
                                                                                ------------
                                    Diversified Financials - 0.9%
                                    Asset Management & Custody Banks - 0.1%
    90,000              A-/A3       Eaton Vance Corp., 6.5%, 10/2/17            $     93,967
   200,000              A/Aa3       Mellon Funding Corp., 5.5%, 11/15/18             198,061
                                                                                ------------
                                                                                $    292,028
                                                                                ------------
                                    Consumer Finance - 0.1%
   265,000   4.00       BBB+/Baa1   SLM Corp., Floating Rate Note, 7/25/14      $    196,100
                                                                                ------------
                                    Investment Banking & Brokerage - 0.1%
   200,000              NR/NR       Merrill Lynch & Co., 5.45%, 2/5/13          $    200,311
                                                                                ------------
                                    Other Diversified Financial Services - 0.1%
   300,000              A-/Baa2     Brascan Corp., 5.75%, 3/1/10                $    303,970
                                                                                ------------
                                    Specialized Finance - 0.5%
   250,000              A/A2        Citigroup, Inc., 7.625%, 11/30/12           $    246,514
   500,000   3.40       A/A2        Citigroup, Inc., Floating Rate Note,
                                      1/30/09                                        474,176
   250,000              NR/BAA3     Coso Geothermal Power, 7.0%, 7/15/26
                                      (144A)                                       249,375
                                                                                ------------
                                                                                $    970,065
                                                                                ------------
                                    Total Diversified Financials                $  1,962,474
                                                                                ------------
                                    Insurance - 1.4%
                                    Life & Health Insurance - 0.3%
   500,000              AA/Aa3      Protective Life Corp., 4.0%, 10/7/09        $    508,916
   195,000              A+/A3       Prudential Financial, Inc., 5.15%, 1/15/13       197,585
                                                                                ------------
                                                                                $    706,501
                                                                                ------------

26   The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Multi-Line Insurance - 0.5%
$  375,000              A+/A1       American General Finance Corp., 6.9%,
                                      12/15/17                                  $    383,949
   100,000              BB+/Baa3    Hanover Insurance Group, Inc., 7.625%,
                                      10/15/25                                        94,250
   480,000              BB+/Baa3    Liberty Mutual Group, 7.0%, 3/15/37
                                      (144A)                                         424,296
   200,000              A/A3        Loew Corp., 5.25%, 3/15/16                       200,119
                                                                                ------------
                                                                                $  1,102,614
                                                                                ------------
                                    Property & Casualty Insurance - 0.5%
   280,000              BB+/NR      Kingsway America, Inc., 7.5%, 2/1/14        $    294,700
   100,000   14.00      AA/Aa2      MBIA, Inc., Floating Rate Note, 1/15/33
                                      (144A)                                           93,500
   500,000              BBB/Baa2    Ohio Casualty Corp., 7.3%, 6/15/14               551,401
                                                                                ------------
                                                                                $    939,601
                                                                                ------------
                                    Reinsurance - 0.1%
   100,000              BBB/NR      Platinum Underwriters HD, 7.5%, 6/1/17      $    106,969
                                                                                ------------
                                    Total Insurance                             $  2,855,685
                                                                                ------------
                                    Real Estate - 0.6%
                                    Real Estate Investment Trusts - 0.6%
   400,000              BBB-/Baa3   Colonial Reality LP, 6.15%, 4/15/13         $    388,600
   700,000              BBB-/Baa2   Health Care, Inc., 6.2%, 6/1/16                  664,898
   250,000              AAA/Aaa     Trustreet Properties, Inc., 7.5%, 4/1/15         269,481
                                                                                ------------
                                                                                $  1,322,979
                                                                                ------------
                                    Total Real Estate                           $  1,322,979
                                                                                ------------
                                    Technology Hardware & Equipment - 0.8%
                                    Computer Hardware - 0.8%
 1,000,000              A+/A1       International Business Machines Corp.,
                                      7.5%, 6/15/13                             $  1,145,861
   500,000              BBB-/Baa3   NCR Corp., 7.125%, 6/15/09                       521,565
                                                                                ------------
                                                                                $  1,667,426
                                                                                ------------
                                    Total Technology Hardware & Equipment       $  1,667,426
                                                                                ------------
                                    Telecommunication Services - 0.3%
                                    Integrated Telecommunication Services - 0.3%
   250,000              BBB+/Baa2   Telecom Italia Capital, 4.875%, 10/1/10     $    253,138
   300,000              BBB+/Baa2   Telecom Italia Capital, 5.25%, 11/15/13          301,354
                                                                                ------------
                                                                                $    554,492
                                                                                ------------
                                    Total Telecommunication Services            $    554,492
                                                                                ------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    Utilities - 1.0%
                                    Electric Utilities - 0.3%
$  225,000              BBB/Baa2    Commonwealth Edison Co., 6.15%,
                                      9/15/17                                   $    234,323
   225,000              BBB+/Baa3   Entergy Gulf States, Inc., 5.7%, 6/1/15          219,173
   250,000              BBB+/Baa2   West Penn Power Co., 5.95%, 12/15/17             256,808
                                                                                ------------
                                                                                $    710,304
                                                                                ------------
                                    Gas Utilities - 0.1%
   250,000              A-/A2       Questar Pipeline Co., 5.83%, 2/1/18         $    252,088
                                                                                ------------
                                    Independent Power Producer & Energy Traders - 0.3%
   500,000              A-/A3       Duke Energy Corp., 6.25%, 1/15/12           $    535,819
                                                                                ------------
                                    Multi-Utilities - 0.3%
   300,000              BB/Ba2      NSG Holdings LLC, 7.75%, 12/15/25
                                      (144A)                                    $    291,000
   410,000              BBB+/Baa1   New York State Gas & Electric Corp.,
                                      6.15%, 12/15/17 (144A)                         421,060
                                                                                ------------
                                                                                $    712,060
                                                                                ------------
                                    Total Utilities                             $  2,210,271
                                                                                ------------
                                    TOTAL CORPORATE BONDS
                                    (Cost $24,715,027)                          $ 24,859,348
                                                                                ------------
                                    U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.4%
   250,000              AAA/Aaa     Federal Farm Credit Bank, 4.875%,
                                      1/17/17                                   $    262,573
   500,000              AAA/Aaa     Federal Farm Credit Bank, 5.125%,
                                      8/25/16                                        534,161
    65,000              AAA/Aaa     Federal Home Loan Bank, 3.875%,
                                      6/14/13                                         66,181
 1,251,937              NR/Aaa      Federal Home Loan Bank, 5.27%,
                                      12/28/12                                     1,264,080
   925,210              NR/NR       Federal Home Loan Bank, 5.5%, 9/15/36            926,530
 1,723,742              AAA/Aaa     Federal Home Loan Mortgage Corp., 4.5%,
                                      8/1/20 - 12/1/20                             1,722,637
 1,154,081              AAA/Aaa     Federal Home Loan Mortgage Corp., 5.0%,
                                      4/1/34 - 11/1/34                             1,150,167
 2,565,917              NR/NR       Federal Home Loan Mortgage Corp., 5.5%,
                                      10/1/16 - 12/1/35                            2,612,799
 1,634,251              AAA/Aaa     Federal Home Loan Mortgage Corp., 6.0%,
                                      8/1/16 - 5/1/36                              1,705,621
   393,603              NR/NR       Federal Home Loan Mortgage Corp., 6.5%,
                                      5/1/09 - 11/1/33                               410,700

28   The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -
                                    (continued)
$  169,004              AAA/Aaa     Federal Home Loan Mortgage Corp., 7.0%,
                                    10/1/46                                   $    177,826
   452,881   5.05       AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                      Floating Rate Note, 11/1/35                    462,209
   475,538              AAA/Aaa     Federal National Mortgage Association,
                                      4.5%, 11/1/20                                  476,550
 1,500,000              AAA/Aaa     Federal National Mortgage Association,
                                      4.625%, 10/15/14                             1,575,465
   102,148              AAA/Aaa     Federal National Mortgage Association,
                                      4.78%, 12/1/12                                 104,449
   901,063              AAA/Aaa     Federal National Mortgage Association,
                                      4.905%, 12/1/36                                909,012
 2,728,649              AAA/Aaa     Federal National Mortgage Association,
                                      5.0%, 4/1/17 - 6/1/34                        2,760,700
   100,000              AAA/Aaa     Federal National Mortgage Association,
                                      5.24%, 8/7/18                                  105,997
 7,721,677              AAA/Aaa     Federal National Mortgage Association,
                                      5.5%, 8/1/14 - 5/1/37                        7,894,626
 4,360,683              AAA/Aaa     Federal National Mortgage Association,
                                      6.0%, 1/1/29 - 8/1/36                        4,478,070
   592,697              NR/NR       Federal National Mortgage Association,
                                      6.5%, 12/1/21 - 10/1/32                        620,591
   705,457              AAA/Aaa     Federal National Mortgage Association,
                                      7.0%, 3/1/12 - 1/1/36                          748,302
    41,295              AAA/Aaa     Federal National Mortgage Association,
                                      8.0%, 4/1/20 - 5/1/31                           45,014
    21,427              AAA/Aaa     Federal National Mortgage Association,
                                      9.0%, 4/1/33                                    22,984
 1,241,832              AAA/Aaa     Government National Mortgage Association,
                                      4.5%, 1/20/29 - 4/15/35                      1,244,160
   764,978              AAA/Aaa     Government National Mortgage Association,
                                      5.0%, 4/15/34 - 10/15/34                       767,457
 2,005,018              AAA/Aaa     Government National Mortgage Association,
                                      5.5%, 8/15/17 - 2/15/35                      2,049,745
 2,641,913              AAA/Aaa     Government National Mortgage Association,
                                      6.0%, 8/15/13 - 9/15/34                      2,733,349
 1,456,572              NR/NR       Government National Mortgage Association,
                                      6.5%, 10/15/28 - 5/15/33                     1,522,735
     9,459              AAA/Aaa     Government National Mortgage Association,
                                      7.0%, 4/15/28 - 8/15/28                         10,139

The accompanying notes are an integral part of these financial statements.   29

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal   Floating    Moody's
  Amount     Rate (c)   Ratings                                                        Value
                                    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -
                                    (continued)
$   16,184              NR/NR       Government National Mortgage Association,
                                      7.5%, 9/20/29 - 1/15/30                   $     17,433
     3,302              NR/NR       Government National Mortgage Association,
                                      7.75%, 11/15/29                                  3,602
    22,011              NR/NR       Government National Mortgage Association,
                                      8.0%, 2/15/30                                   24,196
   274,797              NR/NR       Government National Mortgage Association
                                      II, 5.5%, 2/20/34                              280,103
   318,673              AAA/Aaa     Government National Mortgage Association
                                      II, 6.0%, 10/20/33                             329,991
   399,210              AAA/Aaa     Government National Mortgage Association
                                      II, 6.49%, 8/20/36                             415,991
   200,000              AAA/Aaa     U.S. Treasury Bonds, 4.0%, 2/15/14               210,547
 1,200,000              AAA/Aaa     U.S. Treasury Bonds, 4.25%, 11/15/13           1,280,719
   720,000              AAA/Aaa     U.S. Treasury Bonds, 5.25%, 11/15/28             806,288
   800,000              AAA/Aaa     U.S. Treasury Bonds, 6.0%, 2/15/26               967,187
 1,950,000              AAA/Aaa     U.S. Treasury Bonds, 6.25%, 8/15/23            2,395,605
   100,000              AAA/Aaa     U.S. Treasury Bonds, 7.125%, 2/15/23             132,289
 1,000,000              AAA/Aaa     U.S. Treasury Bonds, 7.25%, 8/15/22            1,332,188
    64,820              AAA/Aaa     U.S. Treasury Inflation Notes, 1.875%,
                                      7/15/15                                         68,532
   473,376              AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                      3.375%, 1/15/12                                526,631
 1,100,000              AAA/Aaa     U.S. Treasury Notes, 4.125%, 5/15/15           1,155,688
   300,000              AAA/Aaa     U.S. Treasury Notes, 4.25%, 11/15/14             318,773
   110,000              AAA/Aaa     U.S. Treasury Notes, 5.375%, 2/15/31             126,062
   595,000              AAA/Aaa     U.S. Treasury Notes, 5.5%, 8/15/28               685,784
   300,000              AAA/Aaa     U.S. Treasury Notes, 7.5%, 11/15/16              386,977
   200,000              AAA/Aaa     U.S. Treasury Strip, 0.0%, 11/15/15              150,549
                                                                                ------------
                                                                                $ 50,979,964
                                                                                ------------
                                    TOTAL U.S. GOVERNMENT AND AGENCY
                                    OBLIGATIONS
                                    (Cost $48,929,176)                          $ 50,979,964
                                                                                ------------

30  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                              Value
               TEMPORARY CASH INVESTMENTS - 3.7%
               Repurchase Agreement - 0.1%
$ 290,000      Bank of America Corp., 2.94%, dated 1/31/08, repurchase price of $290,000 plus accrued interest on 2/1/08 collateralized by the following:
                 $76,360 Federal National Mortgage Association, 6.0%, 10/1/37
                 $154,495 Freddie Mac Giant, 5.0%, 7/1/35
                 $67,712 Freddie Mac Giant, 5.5%, 5/1/37
                 $24,926 U.S. Treasury Inflation Index, 3.875%, 1/15/09         $    290,000
                                                                                ------------


 Shares
              Security Lending Collateral - 3.6%
7,552,259     Securities Lending Investment Fund, 4.18%                         $  7,552,259
                                                                                ------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $7,842,259)                                                 $  7,842,259
                                                                                ------------
              TOTAL INVESTMENT IN SECURITIES - 102.8%
              (Cost $213,752,398)(a)                                            $214,944,265
                                                                                ------------
              OTHER ASSETS AND LIABILITIES - (2.8)%                             $ (5,764,045)
                                                                                ------------
              TOTAL NET ASSETS - 100.0%                                         $209,180,220
                                                                                ============

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

NR         Not rated by either S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $4,860,330 or 2.3% of total net assets.

(a) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $214,050,891 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                          $ 13,271,182
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                           (12,377,808)
                                                                                -----------
      Net unrealized gain                                                       $    893,374
                                                                                ===========

The accompanying notes are an integral part of these financial statements.   31

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(b)        At January 31, 2008, the following securities were out on loan:

   Shares         Description                                  Value
       30         Citizens Utilities Co. (Class B)        $      344
   32,993         Diamond Offshore Drilling, Inc.          3,725,899
   20,932         Idearc, Inc.                               340,354
  149,298         Regal Entertainment Group                2,767,985
Principal
   Amount
$ 495,000         General Motors Corp., 7.2%, 1/15/11        452,925
                                                          ----------
                  Total                                   $7,287,507
                                                          ==========

(c) Debt obligation originally issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2008 aggregated $48,300,543 and $65,717,444, respectively.


32  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 1/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $7,287,507) (cost $213,752,398)                               $ 214,944,265
  Cash                                                                  322,366
  Foreign currencies, at value (cost $12,825)                            13,008
  Receivables -
    Investment securities sold                                        1,119,225
    Fund shares sold                                                    145,120
    Dividends and interest                                            1,024,682
    Due from Pioneer Investment Management, Inc.                         38,883
  Other                                                                  26,441
                                                                  -------------
     Total assets                                                 $ 217,633,990
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $     199,740
    Fund shares repurchased                                             579,621
    Upon return of securities loaned                                  7,552,259
  Due to affiliates                                                      75,485
  Accrued expenses                                                       46,665
                                                                  -------------
     Total liabilities                                            $   8,453,770
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 209,028,728
  Undistributed net investment income                                   107,617
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (1,148,175)
  Net unrealized gain on investments                                  1,191,867
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                                       183
                                                                  -------------
     Total net assets                                             $ 209,180,220
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $149,956,810/16,012,975 shares)               $        9.36
                                                                  =============
  Class B (based on $26,384,636/2,833,852 shares)                 $        9.31
                                                                  =============
  Class C (based on $11,151,101/1,192,578 shares)                 $        9.35
                                                                  =============
  Class Y (based on $21,687,673/2,316,015 shares)                 $        9.36
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($9.36 [divided by] 95.5%)                              $        9.80
                                                                  =============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $7,224)    $ 2,358,821
  Interest                                                 2,609,126
  Income from securities loaned, net                          18,935
                                                         -----------
     Total investment income                                                $ 4,986,882
                                                                            -----------
EXPENSES:
  Management fees                                        $   741,979
  Transfer agent fees and expenses
    Class A                                                  196,543
    Class B                                                   52,664
    Class C                                                   17,748
    Class Y                                                    2,967
  Distribution fees
    Class A                                                  201,366
    Class B                                                  144,185
    Class C                                                   60,122
  Administrative fees                                         25,684
  Custodian fees                                               9,075
  Registration fees                                           34,494
  Professional fees                                           27,575
  Printing expense                                            20,997
  Fees and expenses of nonaffiliated trustees                  2,841
  Miscellaneous                                                4,733
                                                         -----------
     Total expenses                                                         $ 1,542,973
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                         (79,090)
     Less fees paid indirectly                                                   (7,340)
                                                                            -----------
     Net expenses                                                           $ 1,456,543
                                                                            -----------
       Net investment income                                                $ 3,530,339
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments                                          $ 1,014,114
                                                                            -----------
  Change in net unrealized gain (loss) on:
    Investments                                          $(7,576,884)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies           183        $(7,576,701)
                                                         -----------        -----------
  Net loss on investments and foreign currency
    transactions                                                            $(6,562,587)
                                                                            -----------
  Net decrease in net assets resulting from operations                      $(3,032,248)
                                                                            ===========

34  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08 and the Year Ended 7/31/07, respectively

                                                          Six Months
                                                             Ended
                                                            1/31/08        Year Ended
                                                          (unaudited)        7/31/07
FROM OPERATIONS:
Net investment income                                   $   3,530,339    $   6,558,230
Net realized gain on investments and foreign currency
  transactions                                              1,014,114       23,891,403
Change in net unrealized loss on investments foreign
  currency transactions                                    (7,576,701)     (13,096,764)
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                    $  (3,032,248)   $  17,352,869
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.18 and $0.38 per share, respectively)   $  (2,801,757)   $  (4,527,443)
    Class B ($0.13 and $0.29 per share, respectively)        (358,711)        (700,755)
    Class C ($0.14 and $0.30 per share, respectively)        (163,842)        (200,838)
    Class Y ($0.20 and $0.43 per share, respectively)        (491,700)      (1,135,941)
Net realized gain:
    Class A ($1.14 and $1.11 per share, respectively)     (16,732,346)      (6,648,458)
    Class B ($1.14 and $1.11 per share, respectively)      (3,009,827)      (1,992,047)
    Class C ($1.14 and $1.11 per share, respectively)      (1,247,288)        (120,925)
    Class Y ($1.14 and $1.11 per share, respectively)      (2,912,359)      (2,926,098)
                                                        -------------    -------------
     Total distributions to shareowners                 $ (27,717,830)   $ (18,252,505)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  13,055,185    $  33,641,255
Shares issued in reorganization                                     -      117,722,034
Reinvestment of distributions                              25,634,606       17,056,589
Cost of shares repurchased                                (31,548,125)     (51,995,942)
                                                        -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                            $   7,141,666    $ 116,423,936
                                                        -------------    -------------
    Net increase (decrease) in net assets               $ (23,608,412)   $ 115,524,300
NET ASSETS:
Beginning of period                                       232,788,632      117,264,332
                                                        -------------    -------------
End of period                                           $ 209,180,220    $ 232,788,632
                                                        =============    =============
Undistributed net investment income                     $     107,617    $     393,288
                                                        =============    =============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '08 Shares     '08 Amount       '07 Shares      '07 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                            823,125    $  8,560,673       2,092,219    $ 23,048,504
Shares issued in reorganization              -               -       8,312,275      87,611,379
Reinvestment of distributions        1,856,354      18,427,061       1,005,215      10,743,583
Shares converted from
  Investor Class                             -               -         732,293       7,835,544
Less shares repurchased             (1,799,436)    (18,748,150)     (2,968,859)    (32,683,447)
                                  ------------    ------------    ------------    ------------
    Net increase                       880,043    $  8,239,584       9,173,143    $ 96,555,563
                                  ============    ============    ============    ============
CLASS B
Shares sold                            177,507    $  1,808,627         359,285    $  3,940,256
Shares issued in reorganization              -               -       1,252,722      13,141,055
Reinvestment of distributions          301,797       2,969,943         230,810       2,445,193
Less shares repurchased               (427,299)     (4,410,174)       (863,392)     (9,376,613)
                                  ------------    ------------    ------------    ------------
    Net increase                        52,005    $    368,396         979,425    $ 10,149,891
                                  ============    ============    ============    ============
CLASS C
Shares sold                            188,115    $  1,924,639         372,563    $  4,101,441
Shares issued in reorganization              -               -         871,863       9,189,436
Reinvestment of distributions          127,731       1,263,995          25,963         279,639
Less shares repurchased               (215,647)     (2,167,492)       (216,044)     (2,365,488)
                                  ------------    ------------    ------------    ------------
    Net increase                       100,199    $  1,021,142       1,054,345    $ 11,205,028
                                  ============    ============    ============    ============
INVESTOR CLASS
Shares issued in reorganization              -   $           -         738,156    $  7,780,164
Shares converted to Class A                  -               -        (732,227)     (7,835,544)
Less shares repurchased                      -               -          (5,929)        (63,016)
                                  ------------    ------------    ------------    ------------
    Net decrease                             -   $           -               -    $   (118,396)
                                  ============    ============    ============    ============
CLASS Y
Shares sold                             74,169    $    761,246         231,458    $  2,551,054
Reinvestment of distributions          299,382       2,973,607         337,943       3,588,174
Less shares repurchased               (627,382)     (6,222,309)       (684,452)     (7,507,378)
                                  ------------    ------------    ------------    ------------
    Net decrease                      (253,831)   $ (2,487,456)       (115,051)   $ (1,368,150)
                                  ============    ============    ============    ============

36  The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months Ended
                                                      1/31/08       Year Ended   Year Ended   Year Ended  Year Ended    Year Ended
CLASS A                                             (unaudited)       7/31/07    7/31/06 (b)    7/31/05     7/31/04      7/31/03
Net asset value, beginning of period                 $   10.80      $   11.19    $   13.05    $   12.10    $   11.37    $   10.89
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Increase from investment operations:
 Net investment income                               $    0.17      $    0.37    $    0.31    $    0.22    $    0.20    $    0.22
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                           (0.29)          0.73         0.51         1.01         0.75         0.66
                                                     ---------      ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                        $   (0.12)     $    1.10    $    0.82    $    1.23    $    0.95    $    0.88
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                               $   (0.18)     $   (0.38)   $   (0.29)   $   (0.25)   $   (0.22)   $   (0.26)
 Net realized gain                                       (1.14)         (1.11)       (2.39)       (0.03)           -        (0.14)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Total Distributions                                  $   (1.32)     $   (1.49)   $   (2.68)   $   (0.28)   $   (0.22)   $   (0.40)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Capital Contributions                                $       -      $       -    $       -    $    0.00(a) $       -    $       -
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Redemption Fee                                       $       -      $       -    $       -    $       -    $    0.00(a) $       -
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net asset value           $   (1.44)     $   (0.39)   $   (1.86)   $    0.95    $    0.73    $    0.48
                                                     ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                       $    9.36      $   10.80    $   11.19    $   13.05    $   12.10    $   11.37
                                                     =========      =========    =========    =========    =========    =========
Total return*                                            (1.58)%        10.42%        7.52%       10.33%        8.36%        8.34%
Ratio of net expenses to average net assets+              1.17%**        1.16%        1.24%        1.34%        1.32%        1.34%
Ratio of net investment income to average
 net assets+                                              3.20%**        3.29%        2.65%        1.77%        1.64%        2.03%
Portfolio turnover rate                                     42%**          64%         115%          70%          19%          86%
Net assets, end of period (in thousands)             $ 149,957      $ 163,391    $  66,691    $ 107,147    $  90,369    $  78,679
Ratios with no waiver of management fees and
 assumption of expenses by Advisor and no reduction
 for fees paid indirectly:
 Net expenses                                             1.26%**        1.25%        1.24%        1.39%        1.41%        1.42%
 Net investment income                                    3.11%**        3.20%        2.65%        1.72%        1.55%        1.95%
Ratios with waiver of management fees and
 assumption of expenses by Advisor and reduction
 for fees paid indirectly:
 Net expenses                                             1.16%**        1.16%        1.24%        1.34%        1.32%        1.34%
 Net investment income                                    3.21%**        3.29%        2.65%        1.77%        1.64%        2.03%

(a)    Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months Ended
                                                      1/31/08       Year Ended   Year Ended   Year Ended  Year Ended    Year Ended
CLASS B                                             (unaudited)       7/31/07    7/31/06 (b)    7/31/05     7/31/04      7/31/03
Net asset value, beginning of period                 $   10.74      $   11.14    $   13.00   $    12.07    $   11.34    $   10.86
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Increase from investment operations:
 Net investment income                               $    0.12      $    0.28    $    0.20   $     0.13    $    0.11    $    0.14
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                           (0.28)          0.72         0.52         0.99         0.75         0.66
                                                     ---------      ---------    ---------   ----------    ---------    ---------
  Net increase (decrease) from investment
   operations                                        $   (0.16)     $    1.00    $    0.72   $     1.12    $    0.86    $    0.80
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Distributions to shareowners:
 Net investment income                               $   (0.13)     $   (0.29)   $   (0.19)  $    (0.16)   $   (0.13)   $   (0.18)
 Net realized gain                                       (1.14)         (1.11)       (2.39)       (0.03)           -        (0.14)
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Total Distributions                                  $   (1.27)     $   (1.40)   $   (2.58)  $    (0.19)   $   (0.13)   $   (0.32)
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Capital Contributions                                $       -      $       -    $       -   $     0.00(a) $       -    $       -
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Redemption Fee                                       $       -      $       -    $       -   $        -    $    0.00(a) $       -
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Net increase (decrease) in net asset value           $   (1.43)     $   (0.40)   $   (1.86)  $     0.93    $    0.73    $    0.48
                                                     ---------      ---------    ---------   ----------    ---------    ---------
Net asset value, end of period                       $    9.31      $   10.74    $   11.14   $    13.00    $   12.07    $   11.34
                                                     =========      =========    =========   ==========    =========    =========
Total return*                                            (1.97)%         9.74%        6.56%        9.40%        7.59%        7.55%
Ratio of net expenses to average net assets+              2.07%**        2.07%        2.17%        2.09%        2.07%        2.09%
Ratio of net investment income to average
 net assets+                                              2.30%**        2.36%        1.75%        1.04%        0.89%        1.27%
Portfolio turnover rate                                     42%**          64%         115%          70%          19%          86%
Net assets, end of period (in thousands)             $  26,385      $  29,871    $  20,076   $   25,270    $  24,755    $  20,004
Ratios with no waiver of management fees and
 assumption of expenses by Advisor and no reduction
 for fees paid indirectly:
 Net expenses                                             2.13%**        2.09%        2.17%        2.16%        2.16%        2.17%
 Net investment income                                    2.24%**        2.34%        1.75%        0.97%        0.80%        1.19%
Ratios with waiver of management fees and
 assumption of expenses by Advisor and reduction
 for fees paid indirectly:
 Net expenses                                             2.06%**        2.06%        2.17%        2.09%        2.07%        2.09%
 Net investment income                                    2.31%**        2.37%        1.75%        1.04%        0.89%        1.27%

(a)    Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended             Year        9/23/05 (a)
                                                 1/31/08           Ended           to
CLASS C                                        (unaudited)        7/31/07        7/31/06
Net asset value, beginning of period           $    10.79       $    11.19     $     12.86
                                               ----------       ----------     -----------
Increase from investment operations:
  Net investment income                        $     0.12       $     0.29     $     0.18
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                     (0.28)            0.72           0.73
                                               ----------       ----------     -----------
   Net increase (decrease) from investment
     operations                                $    (0.16)      $     1.01     $     0.91
Distributions to shareowners:
  Net investment income                             (0.14)           (0.30)         (0.19)
  Net realized gain                                 (1.14)           (1.11)         (2.39)
                                               ----------       ----------     -----------
Net decrease in net asset value                $    (1.44)      $    (0.40)    $    (1.67)
                                               ----------       ----------     -----------
Net asset value, end of period                 $     9.35       $    10.79     $    11.19
                                               ==========       ==========     ==========
Total return*                                       (1.97)%           9.54%          8.21%(b)
Ratio of net expenses to average net assets+         2.06%**          2.06%          2.00%**
Ratio of net investment income to average
  net assets+                                        2.32%**          2.41%          1.55%**
Portfolio turnover rate                                42%**            64%           115%
Net assets, end of period (in thousands)       $   11,151       $   11,784     $      426
Ratios with no waiver of management fees
  and assumption of expenses by Advisor
  and no reduction for fees paid indirectly:
  Net expenses                                       2.06%**          2.10%          2.00%**
  Net investment income                              2.32%**          2.37%          1.55%**
Ratios with waiver of management fees and
  assumption of expenses by Advisor and
  reduction for fees paid indirectly:
  Net expenses                                       2.05%**          2.06%          2.00%**
  Net investment income                              2.33%**          2.41%          1.55%**

(a)    Class C shares were first publicly offered on September 23, 2005.
(b)    Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months Ended
                                                      1/31/08       Year Ended   Year Ended  Year Ended    Year Ended    Year Ended
CLASS Y                                             (unaudited)       7/31/07    7/31/06 (b)  7/31/05       7/31/04      7/31/03
Net asset value, beginning of period                 $   10.80      $   11.20   $   13.05    $    12.11    $   11.38    $   10.90
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income                               $    0.20      $    0.40   $    0.79    $     0.24    $    0.22    $    0.23
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                           (0.30)          0.74        0.07          1.00         0.75         0.66
                                                     ---------      ---------   ---------    ----------    ---------    ---------
  Net increase (decrease) from investment
   operations                                        $   (0.10)     $    1.14   $    0.86    $     1.24    $    0.97    $    0.89
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Distributions to shareowners:
 Net investment income                               $   (0.20)     $   (0.43)  $   (0.32)   $    (0.27)   $   (0.24)   $   (0.27)
 Net realized gain                                       (1.14)         (1.11)      (2.39)        (0.03)           -        (0.14)
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Total distributions                                  $   (1.34)     $   (1.54)  $   (2.71)   $    (0.30)   $   (0.24)   $   (0.41)
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Capital Contributions                                $       -      $       -   $       -    $     0.00(a) $       -    $       -
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Redemption fee                                       $       -      $       -   $    0.00(a) $        -    $       -    $       -
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Net increase (decrease) in net asset value           $   (1.44)     $   (0.40)  $   (1.85)   $     0.94    $    0.73    $    0.48
                                                     ---------      ---------   ---------    ----------    ---------    ---------
Net asset value, end of period                       $    9.36      $   10.80   $   11.20    $    13.05    $   12.11    $   11.38
                                                     =========      =========   =========    ==========    =========    =========
Total return*                                            (1.40)%        10.82%       7.89%        10.40%        8.52%        8.49%
Ratio of net expenses to average net assets+              0.78%**        0.80%       0.92%         1.19%        1.17%        1.19%
Ratio of net investment income to average
 net assets+                                              3.59%**        3.61%       2.99%         1.95%        1.80%        2.19%
Portfolio turnover rate                                     42%**          64%        115%           70%          19%          86%
Net assets, end of period (in thousands)             $  21,688      $  27,743   $  30,072    $   52,762    $  59,080    $  62,776
Ratios with no waiver of management fees and
 assumption of expenses by Advisor and no reduction
 for fees paid indirectly:
 Net expenses                                             0.78%**        0.80%       0.92%         1.29%        1.31%        1.32%
 Net investment income                                    3.59%**        3.61%       2.99%         1.85%        1.66%        2.06%
Ratios with waiver of management fees and
 assumption of expenses by Advisor and reduction
 for fees paid indirectly:
 Net expenses                                             0.78%**        0.80%       0.92%         1.19%        1.17%        1.19%
 Net investment income                                    3.59%**        3.61%       2.99%         1.95%        1.80%        2.19%

(a)    Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Classic Balanced Fund (the Fund), is one of five portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the AmSouth Balanced Fund. The Fund's investment objective is to seek capital growth and current income through a diversified portfolio of equity securities and bonds.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class C shares were first publicly offered on September 23, 2005. On December 10, 2006, as planned, Investor Class shares converted to Class A shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At January 31, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. All discounts/premiums on debt securities are accreted/amortized into interest income for financial reporting purposes.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At January 31, 2008, the Fund had no outstanding portfolio hedges or forward currency settlement contracts.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The tax character of current year distributions will be determined at the end of the Fund's fiscal year. The tax character of distributions paid during the year ended July 31, 2007 was as follows:

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                              $12,259,357
Long-term capital gain                                         5,993,148
                                                             -----------
  Total                                                      $18,252,505
                                                             ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at July 31, 2007:

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                $ 1,405,726
Undistributed long-term gain                                  21,026,645
Interest Accrual on Preferred Stock                              (28,187)
Unrealized appreciation                                        8,497,386
                                                             -----------
  Total                                                      $30,901,570
                                                             ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash-sales, interest accruals on preferred stocks, REIT holdings and the tax treatment of premium and amortization.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $8,974 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2008.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; 0.60% of the next $4 billion and 0.55% of the excess over $5 billion. The management fee was equivalent to 0.65% of the average daily net assets for the period.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.16%, 2.06% and 2.06% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through December 1, 2009 for Class A shares and through December 1, 2008 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,823 in management fees, administrative costs and certain other services payable to PIM at January 31, 2008.

3.   Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $69,627 in transfer agent fees payable to PIMSS at January 31, 2008.

4.   Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,035 in distribution fees payable to PFD at January 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended January 31, 2008, CDSCs in the amount of $34,670 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2008, the Fund's expenses were reduced by $7,340 under such arrangements.

6.   Merger Information

On November 9, 2006, beneficial owners of Pioneer Balanced Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 10, 2006 ("Closing Date"), by exchanging all of Pioneer Balanced Fund's net assets in Class A, Class B, Class C and Investor Class for Pioneer Classic Balanced Fund's shares, based on Pioneer Classic Balanced Fund's Class A, Class B, Class C and Investor Class shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                        Pioneer Classic                                    Pioneer Classic
                         Balanced Fund        Pioneer Balanced Fund         Balanced Fund
                     (Pre-Reorganization)      (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets
Class A             $ 69,554,880             $ 87,611,379              $157,166,259
Class B             $ 20,662,385             $ 13,141,055              $ 33,803,440
Class C             $  1,306,317             $  9,189,436              $ 10,495,753
Investor Class      $          -             $  7,780,164              $  7,780,164
Class Y             $ 30,388,422             $          -              $ 30,388,422
Total Net
 Assets             $121,912,004             $117,722,034              $239,634,038
Shares
 Outstanding
Class A                6,597,655                8,431,228                14,909,930
Class B                1,970,489                1,281,222                 3,223,211
Class C                  123,930                  887,683                   995,793
Investor Class                 -                  748,717                   738,156
Class Y                2,882,878                        -                 2,882,878
Shares
 Issued in
 Reorganization
Class A                                                                   8,312,275
Class B                                                                   1,252,722
Class C                                                                     871,863
Investor Class                                                              738,156
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                Unrealized         Accumulated
                             Appreciation On         Loss On
                               Closing Date       Closing Date
--------------------------------------------------------------------------------
Pioneer Balanced Fund          $16,811,203         $(1,682,100)
                               ===========         ===========
--------------------------------------------------------------------------------

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2007, in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2007 and in the second quintile of its Morningstar category for the ten year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Insight peer group and that such expense ratio would have been lower if the contractual expense limitation agreed to by PIM with respect to the Fund was in place for the entire period. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Classic Balanced Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Thomas J. Perna                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                   GOVERNMENT
                                     INCOME
                                     FUND

                                      AMGEX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     1/31/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             14
Schedule of Investments                                                     16
Financial Statements                                                        22
Notes to Financial Statements                                               30
Approval of Investment Advisory Agreement                                   38
Trustees, Officers and Service Providers                                    42

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy and Wall Street ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically compared to U.S. government securities and stock markets declining. For the six months ending January 31, 2008, the Dow Jones Industrial Average fell 3%, the Standard & Poor's 500 Index declined 4% and the NASDAQ Composite Index fell 6%. The MSCI EAFE Developed Market Index of international stock markets fell 7%, and the MSCI Emerging Markets Index fell 1% over the period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the six months ending January 31, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 1% as its higher coupon yields overcame falling bond prices as credit spreads widened.

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer

Letter

sectors or to employment, and the possibility of a liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08
--------------------------------------------------------------------------------

In the following interview, Richard Schlanger, a member of the Pioneer Fixed-Income team, discusses the investment environment and the factors that affected Pioneer Government Income Fund during the six-month period ended January 31, 2008.

Q:   How did the Fund perform during the period?

A: For the six months ended January 31, 2008, Class A shares of Pioneer Government Income Fund produced a total return of 6.99% at net asset value. The Fund underperformed the 8.50% return of the Lehman Brothers Government Bond Index and the 7.02% return of the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index. The Fund's relatively large position in mortgage-backed securities, particularly its overweight to those issued by the Government National Mortgage Association (GNMA), and its relatively small position in longer-duration Treasury securities were responsible for the underperformance relative to the benchmarks. (Duration is a measure of a bond's price sensitivity to changes in interest rates.) Even though the Fund's return was less than the average 7.25% return of the Lipper General U.S. Government Funds Category, the Fund finished the six-month period in the top 40th percentile of its Lipper peer group. (Lipper is an independent monitor of mutual fund performance.) At the end of the period, the 30-day SEC yield for Class A shares was 3.78%. The Fund held 170 issues, and the average credit quality of the portfolio was AAA.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the six months ended January 31, 2008?

A: The major event of the period was the problem in the subprime mortgage sector. As some financial institutions were forced to take write-downs on their subprime mortgage debt, bond credit agencies became concerned that "monoline" bond insurers would suffer the same fate. As a result, the credit agencies issued

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     warnings to these monoline insurers that their credit quality ratings could be downgraded.

     A monoline insurer is an insurer that writes only a single line of insurance contracts, such as credit insurance, which is similar to a financial guarantee. Monoline insurers insure billions of dollars in securities up to an AAA rating, and many of them fell into financial difficulty during the period, because they also insured structured mortgage products.

     The write-downs taken by financial institutions and concerns that these monoline insurers would lose their credit ratings led to a loss of confidence in the fixed-income markets and a flight to quality to the U.S. Treasury market. The movement to Treasuries drove down yields, resulting in an unusually wide spread (difference in yields) between Treasury rates and the London Interbank Offering Rate (LIBOR), which is the benchmark interest rate for many adjustable-rate mortgages and short-term, floating-rate business loans. A high LIBOR rate is viewed as negative for a wide-range of borrowers, including corporations. This situation gave rise to concerns that a "credit crunch" would develop, a condition in which corporations and individuals would find it difficult to obtain loans.

     As credit conditions remained tight, the U.S. Federal Reserve moved to inject liquidity into the banking system. Between September 18, 2007, and December 11, 2007, the central bank trimmed the Federal funds rate, the rate banks charge each other for loans, by 100 basis points. (A basis point equals 1/100 of 1%.) On December 11, 2007, the Fed also cut the discount rate through the creation of the term auction facility, in which the Fed encouraged banks to borrow a specified amount of money. (The discount rate is the rate at which banks borrow from the Federal Reserve.) In January 2008, the Federal Reserve reduced the Federal funds rate two more times. As a result, on January 31, 2008, the Federal funds rate was 3.00%.

     By the end of the period, the Fed's aggressive stance on interest rates resulted in an improvement in LIBOR and a dramatically steeper yield curve, for which yields on short-term fixed-income securities declined almost 300 basis points. (The yield curve shows the relationship between bond yields and maturity lengths. With a

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08                            (continued)
--------------------------------------------------------------------------------

     steep yield curve, yields on the shorter end of the curve are lower than the yields on the longer end of the curve.)

Q:   How did you manage the portfolio in this environment?

A: Our strategy during the period focused on selling Treasuries, which we felt had become richly valued. The Fund used the proceeds from the sales to invest in other government securities that had a yield advantage over Treasuries. Those included bonds issued by the Federal National Mortgage Association, the Private Export Funding Corporation, the Small Business Administration, and the InterAmerican Development Bank. While those securities are less liquid than Treasuries, we believed that sacrificing liquidity for the sake of higher yields was appropriate at a time when Treasury yields were relatively low.

Q:   What influenced performance over the period?

A: Treasury securities outperformed every other fixed-income asset class, and the Fund's position in the sector had the biggest positive impact on performance. Ironically, our strategy in the Treasury sector also held back returns. We had relatively few long-duration Treasuries, which outperformed shorter-duration Treasuries. Also, we sold Treasuries that we believed had become overvalued during a period when they continued to outperform. As noted above, the Fund's relatively large position in securities issued by GNMA dampened results, as GNMAs underperformed conventional mortgages.

Q:   What is your outlook?

A: As the rate of economic growth slows, we feel that the Federal Reserve will continue to inject liquidity into the market with interest-rate cuts; and we believe the Fed's actions, along with the potential for an economic stimulus package, could result in a relatively brief economic downturn, rather than a long, drawn-out one. Eventually, we expect the Fed to withdraw some of its stimulus as it turns its attention back to fighting inflation. Mortgage securities would be the beneficiaries of a tighter Fed monetary policy as interest rates rise. We have positioned the portfolio to take advantage of such a situation, as we have reduced investment in Treasury securities and added to the position in mortgage-backed securities.

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The portfolio may invest in mortgage-backed securities, which, during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Portfolio Maturity
--------------------------------------------------------------------------------
(as a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

0-1 year                                                  7.9%
1-3 years                                                37.1%
3-4 years                                                17.4%
4-6 years                                                20.8%
6-8 years                                                11.0%
8+ years                                                  5.8%


10 Largest Holdings
--------------------------------------------------------------------------------
(as a percentage of debt holdings)*

 1.   Fannie Mae- Aces, 4.92%, 7/25/20                              4.87%
 2.   U.S. Treasury Notes, 6.375%, 8/15/27                          3.32
 3.   Fannie Mae- Aces, 6.3%, 4/25/19                               3.18
 4.   Government National Mortgage Association, 5.0%, 11/16/46      2.41
 5.   U.S. Treasury Bonds, 7.25%, 5/15/16                           2.40
 6.   Federal Home Loan Mortgage Corp., 5.5%, 1/1/37                2.26
 7.   Freddie Mac, 3.8%, 1/15/18                                    2.00
 8.   Starwood Commercial Mortgage Trust, 6.92%, 2/3/14             1.98
 9.   U.S. Treasury Inflation Notes, 3.0%, 7/15/12                  1.97
10.   Government National Mortgage Association, 5.121%, 12/16/46    1.95

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   1/31/08   7/31/07
------- --------- --------
    A     $9.66    $9.24
    B     $9.66    $9.24
    C     $9.67    $9.25
    Y     $9.67    $9.25


Distributions Per Share
--------------------------------------------------------------------------------

                       8/1/07 - 1/31/08
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $0.2185          $ -                  $ -
   B    $0.1828          $ -                  $ -
   C    $0.1848          $ -                  $ -
   Y    $0.2408          $ -                  $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Lehman Brothers Government Bond Index, an unmanaged index that measures the performance of the U.S. government bond market. The Lehman Brothers U.S. Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indexes.

The indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund at public offering price, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers U.S. Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                      Net Asset  Public Offering
Period                               Value (NAV)   Price (POP)
10 Years                                4.94%         4.45%
5 Years                                 3.39          2.45
1 Year                                  8.84          3.91
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        1.18%         1.18%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer         Lehman Brothers    Lehman Brothers
          Government      Government         U.S. Mortgage-Backed
          Income Fund     Bond Index         Securities Index
1/98        $ 9,550         $10,000            $10,000
            $10,182         $10,808            $10,666
1/00        $10,161         $10,608            $10,694
            $11,398         $12,074            $12,178
1/02        $12,123         $12,987            $13,097
            $13,090         $14,216            $14,146
1/04        $13,359         $14,906            $14,636
            $13,640         $15,526            $15,310
1/06        $13,826         $15,805            $15,677
            $14,205         $16,482            $16,454
1/08        $15,461         $17,934            $17,903

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. The performance of the Class A shares of the Fund includes the performance of AmSouth Government Income Fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers U.S. Rate Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                         If            If
Period                                  Held        Redeemed
Life-of-Class
(3/13/00)                               4.52%         4.52%
5 Years                                 2.60          2.60
1 Year                                  8.03          4.03
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        2.00%         1.89%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer         Lehman Brothers    Lehman Brothers
          Government      Government         U.S. Mortgage-Backed
          Income Fund     Bond Index         Securities Index
3/00        $10,000          $10,000            $10,000
            $10,884          $11,100            $11,136
1/02        $11,496          $11,940            $11,976
            $12,322          $13,070            $12,936
1/04        $12,482          $13,704            $13,384
            $12,650          $14,273            $14,000
1/06        $12,725          $14,529            $14,336
            $12,965          $15,152            $15,046
1/08        $14,007          $16,487            $16,371

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares continues to be 4% and declines over five years. For more complete information, please see the prospectus for details.

Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. The performance of Class B shares of the Fund includes the performance of AmSouth Government Income Fund's Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers U.S. Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                         If            If
Period                                  Held        Redeemed
Life-of-Class
(3/13/00)*                              4.52%         4.52%
5 Years                                 2.60          2.60
1 Year                                  8.07          8.07
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        1.92%         1.92%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer         Lehman Brothers    Lehman Brothers
          Government      Government         U.S. Mortgage-Backed
          Income Fund     Bond Index         Securities Index
3/00       $10,000            $10,000               $10,000
           $10,884            $11,100               $11,136
1/02       $11,496            $11,940               $11,976
           $12,322            $13,070               $12,936
1/04       $12,482            $13,704               $13,384
           $12,650            $14,273               $14,000
1/06       $12,733            $14,529               $14,336
           $12,960            $15,152               $15,046
1/08       $14,007            $16,487               $16,371

* Inception date of predecessor fund's Class B shares. Class C shares commenced operations on 9/23/05.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. The performance of the Class C shares is based upon the performance of the Fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all Funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers U.S. Mortgage-Backed Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2008)
                                         If            If
Period                                  Held        Redeemed
10 Years                                5.16%         5.16%
5 Years                                 3.69          3.69
1 Year                                  9.24          9.24
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2007)
                                        Gross          Net
                                        0.75%         0.75%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer         Lehman Brothers    Lehman Brothers
          Government      Government         U.S. Mortgage-Backed
          Income Fund     Bond Index         Securities Index
1/98        $10,000         $10,000             $10,000
            $10,666         $10,808             $10,666
1/00        $10,665         $10,608             $10,694
            $11,982         $12,074             $12,178
1/02        $12,764         $12,987             $13,097
            $13,801         $14,216             $14,146
1/04        $14,106         $14,906             $14,636
            $14,424         $15,526             $15,310
1/06        $14,651         $15,805             $15,677
            $15,141         $16,482             $16,454
1/08        $16,540         $17,934             $17,903

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. The performance of the Class Y shares of the Fund includes the performance of AmSouth Government Income Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Government Income Fund

Based on actual returns from August 1, 2007 through January 31, 2008


Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/07

Ending Account Value     $1,069.90      $1,065.80      $1,066.00      $1,072.30
on 1/31/08

Expenses Paid            $    5,74      $    9.84      $    9.58      $    3.29
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.89%, 1.84%, and 0.63% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Government Income Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2007 through January 31, 2008

Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/07

Ending Account Value     $1,019.66      $1,015.68      $1,015.93      $1,022.03
on 1/31/08

Expenses Paid            $    5.60      $    9.60      $    9.35      $    3.21
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.89%, 1.84% and 0.63% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Government Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

Principal
   Amount                                                               Value
                ASSET BACKED SECURITIES - 1.0%
                Utilities - 1.0%
                Independent Power Producer & Energy Traders - 1.0%
$1,867,239      New Valley Generation I, 7.299%, 3/15/19         $  2,118,550
                                                                 ------------
                Total Utilities                                  $  2,118,550
                                                                 ------------
                TOTAL ASSET BACKED SECURITIES
                (Cost $2,081,960)                                $  2,118,550
                                                                 ------------
                COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1%
                Diversified Financials - 6.6%
                Investment Banking & Brokerage - 1.7%
 1,421,735      Morgan Stanley Dean Witter, 7.145%,
                  9/3/15 (144A)                                  $  1,468,922
 2,000,000      Morgan Stanley Dean Witter, 7.468%,
                  9/3/15 (144A)                                     2,223,375
                                                                 ------------
                                                                 $  3,692,297
                                                                 ------------
                Diversified Financial Services - 4.9%
 3,800,000      Meristar Commercial Mortgage Trust, 8.29%,
                  3/3/16 (144A)                                  $  4,028,911
   115,000      Morgan Stanley Dean Witter Capital I, 7.892%,
                  9/3/15 (144A)                                       129,053
 2,208,619      Small Business Admin Particip Cert, 4.84%,
                  5/1/25                                            2,223,768
 4,000,000      Starwood Commercial Mortgage Trust, 6.92%,
                  2/3/14 (144A)                                     4,165,574
                                                                 ------------
                                                                 $ 10,547,306
                                                                 ------------
                Total Diversified Financials                     $ 14,239,603
                                                                 ------------
                Government - 11.5%
10,000,000      Fannie Mae-Aces, 4.92%, 7/25/20                  $ 10,256,427
 6,103,827      Fannie Mae-Aces, 6.3%, 4/25/19                      6,696,196
 1,030,000      Fannie Mae-Aces, 6.52%, 7/25/16                     1,117,001
 4,300,000      Freddie Mac, 3.8%, 1/15/18                          4,202,270
 1,836,577      FRHH R010 AB, 6.0%, 12/15/21                        1,883,255

16   The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                              Value
                Government - (continued)
$  750,000      Government National Mortgage Association,
                  4.5%, 7/20/34                                 $    744,044
                                                                ------------
                                                                $ 24,899,193
                                                                ------------
                Total Government                                $ 24,899,193
                                                                ------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $38,111,849)                              $ 39,138,796
                                                                ------------
                CORPORATE BONDS - 4.4%
                Banks - 1.7%
                Diversified Banks - 1.7%
 2,500,000      Farmer Mac GTD, 5.125%, 4/19/17 (144A)          $  2,663,250
 1,000,000      Inter-American Development, 4.75%, 10/19/12        1,060,985
                                                                ------------
                                                                $  3,724,235
                                                                ------------
                Total Banks                                     $  3,724,235
                                                                ------------
                Diversified Financials - 2.4%
                Specialized Finance - 2.4%
 1,425,000      Private Export Funding, 4.55%, 5/15/15          $  1,485,963
 2,500,000      Private Export Funding, 4.974%, 8/15/13            2,685,045
 1,000,000      Private Export Funding, 6.07%, 4/30/11             1,092,329
                                                                ------------
                                                                $  5,263,337
                                                                ------------
                Total Diversified Financials                    $  5,263,337
                                                                ------------
                Utilities - 0.3%
                Independent Power Producer & Energy Traders - 0.3%
   619,684      New Valley Generation V, 4.929%, 1/15/21        $    635,796
                                                                ------------
                Total Utilities                                 $    635,796
                                                                ------------
                TOTAL CORPORATE BONDS
                (Cost $9,015,007)                               $  9,623,368
                                                                ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 72.8%
 1,400,000      Federal Farm Credit Bank, 4.875%, 1/17/17       $  1,470,407
 2,255,000      Federal Home Loan Bank, 4.5%, 3/15/18              2,291,422
   400,000      Federal Home Loan Bank, 5.375%, 5/18/16              436,346
    99,367      Federal Home Loan Mortgage Corp.,
                  4.0%, 4/1/08                                        99,203

The accompanying notes are an integral part of these financial statements.   17

Pioneer Government Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                               Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  967,972      Federal Home Loan Mortgage Corp., 4.0%,
                  11/1/13                                        $    980,353
 2,167,015      Federal Home Loan Mortgage Corp., 4.64%,
                  11/1/14                                           2,198,616
 9,799,287      Federal Home Loan Mortgage Corp., 5.0%,
                  10/1/19 - 12/1/37                                 9,787,396
11,306,436      Federal Home Loan Mortgage Corp., 5.5%,
                  8/1/08 - 1/1/37                                  11,453,896
 5,732,182      Federal Home Loan Mortgage Corp., 6.0%,
                  5/1/16 - 8/1/36                                   5,890,164
    79,573      Federal Home Loan Mortgage Corp., 6.5%, 5/1/31         83,165
   393,801      Federal Home Loan Mortgage Corp., 7.0%,
                  3/1/14 - 10/1/46                                    417,268
   915,952      Federal National Mortgage Association, 4.0%,
                  9/1/20                                              901,183
   360,704      Federal National Mortgage Association, 4.5%,
                  11/1/20                                             361,472
 5,288,114      Federal National Mortgage Association, 5.0%,
                  8/1/18 - 2/1/20                                   5,370,391
 3,121,333      Federal National Mortgage Association, 5.448%,
                  8/1/36                                            3,200,624
 3,532,041      Federal National Mortgage Association, 5.5%,
                  1/1/35 - 2/1/36                                   3,582,198
   377,865      Federal National Mortgage Association, 5.72%,
                  11/1/28 - 8/1/29                                    388,834
   575,579      Federal National Mortgage Association, 5.9%,
                  11/1/27 - 7/1/28                                    596,414
 7,735,876      Federal National Mortgage Association, 6.0%,
                  11/1/34 - 11/1/36                                 7,948,018
 1,536,867      Federal National Mortgage Association, 6.5%,
                  7/1/32 - 1/1/38                                   1,598,544
   600,453      Federal National Mortgage Association, 7.0%,
                  10/1/19                                             641,698
   218,170      Federal National Mortgage Association, 7.5%,
                  4/1/15 - 6/1/15                                     227,888

18  The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                               Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  123,268      Federal National Mortgage Association, 8.0%,
                  7/1/15                                         $    130,269
     8,035      Federal National Mortgage Association, 9.0%,
                  4/1/33                                                8,619
   676,111      Government National Mortgage Association I,
                  6.5%, 11/15/31 - 9/15/32                            707,284
   699,607      Government National Mortgage Association I,
                  7.0%, 8/15/23 - 4/15/31                             750,518
    62,947      Government National Mortgage Association I,
                  7.5%, 8/15/29 - 3/15/31                              67,919
   979,443      Government National Mortgage Association II,
                  5.0%, 12/20/18 - 2/20/19                            992,634
 1,283,212      Government National Mortgage Association II,
                  5.5%, 7/20/19                                     1,312,200
   490,454      Government National Mortgage Association II,
                  5.9%, 11/20/27 - 7/20/28                            506,297
 2,011,010      Government National Mortgage Association II,
                  6.0%, 7/20/17 - 6/20/34                           2,077,131
 1,000,010      Government National Mortgage Association II,
                  6.5%, 1/20/24 - 3/20/34                           1,044,548
   478,522      Government National Mortgage Association II,
                  7.0%, 12/20/08 - 11/20/31                           511,017
   190,810      Government National Mortgage Association II,
                  7.5%, 5/20/30 - 12/20/30                            205,158
   233,288      Government National Mortgage Association II,
                  8.0%, 2/20/30 - 5/20/30                             255,510
    42,637      Government National Mortgage Association II,
                  9.0%, 9/20/21 - 11/20/24                             46,776
 4,488,143      Government National Mortgage Association, 4.5%,
                  4/15/18 - 6/15/34                                 4,457,376
 9,648,034      Government National Mortgage Association, 5.0%,
                  5/15/18 - 1/15/38                                 9,763,133
 4,000,000      Government National Mortgage Association,
                  5.121%, 12/16/46                                  4,109,122

The accompanying notes are an integral part of these financial statements.   19

Pioneer Government Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                 Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$8,054,084      Government National Mortgage Association, 5.5%,
                  6/15/18 - 10/15/34                               $  8,240,739
   476,664      Government National Mortgage Association,
                  5.72%, 10/15/28 - 5/20/29                             489,155
23,658,232      Government National Mortgage Association, 6.0%,
                  3/15/19 - 9/15/35                                  24,515,544
 6,518,532      Government National Mortgage Association, 6.5%,
                  1/15/15 - 4/15/33                                   6,816,254
   365,173      Government National Mortgage Association,
                  6.75%, 4/15/26                                        388,849
 2,436,074      Government National Mortgage Association, 7.0%,
                  8/15/11 - 4/15/32                                   2,608,437
 1,006,984      Government National Mortgage Association, 7.5%,
                  3/15/23 - 3/15/32                                   1,086,819
    91,947      Government National Mortgage Association, 8.0%
                  1/20/28                                                94,894
   203,715      Government National Mortgage Association,
                  8.25%, 5/15/20                                        222,624
     3,741      Government National Mortgage Association, 8.5%,
                  8/15/21 - 2/15/23                                       4,128
    43,980      Government National Mortgage Association, 9.0%,
                  10/15/16 - 6/15/22                                     48,240
 2,000,000      U.S. Treasury Bonds, 5.25%, 11/15/28                  2,239,688
 4,000,000      U.S. Treasury Bonds, 7.25%, 5/15/16                   5,052,812
 2,646,833      U.S. Treasury Inflation Notes, 1.875%, 7/15/15        2,798,407
   794,055      U.S. Treasury Inflation Notes, 2.0%, 1/15/16            845,792
 3,739,936      U.S. Treasury Inflation Notes, 3.0%, 7/15/12          4,141,687
 1,000,000      U.S. Treasury Notes, 4.25%, 11/15/14                  1,062,578
 2,500,000      U.S. Treasury Notes, 5.5%, 8/15/28                    2,881,445
   250,000      U.S. Treasury Notes, 6.125%, 8/15/29                    311,270
 5,525,000      U.S. Treasury Notes, 6.375%, 8/15/27                  6,983,512
                                                                   ------------
                                                                   $157,703,885
                                                                   ------------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $153,464,302)                                $157,703,885
                                                                   ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                                 Value
                SOVEREIGN ISSUE - 0.9%
$1,345,000      Financing Corp., 10.35%, 8/3/18                  $  2,021,812
                                                                 ------------
                TOTAL SOVEREIGN ISSUE
                (Cost $1,916,126)                                $  2,021,812
                                                                 ------------
                TEMPORARY CASH INVESTMENT - 4.9%
                Repurchase Agreement - 4.9%
10,710,000      Bank of America Corp., 2.94%, dated 1/31/08,
                repurchase price of $10,710,000 plus accrued
                interest on 2/1/08 collateralized by the following:
                  $5,705,656 Federal National Mortgage
                    Association, 6.0%, 10/1/37
                  $2,500,661 Freddie Mac Giant, 5.0%, 7/1/35
                  $2,820,036 Freddie Mac Giant, 5.5%, 5/1/37
                  $920,556 U.S. Treasury Inflation Index,
                    3.875%, 1/15/09                              $ 10,710,000
                                                                 ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $10,710,000)                               $ 10,710,000
                                                                 ------------
                TOTAL INVESTMENT IN SECURITIES - 102.1%
                (Cost $215,299,244)(a)                           $221,316,411
                                                                 ------------
                OTHER ASSETS AND LIABILITIES - (2.1)%            $ (4,649,230)
                                                                 ------------
                TOTAL NET ASSETS - 100.0%                        $216,667,181
                                                                 ============

(144A) Security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $14,679,085 or 6.8% of total net assets.

(a) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $215,224,623 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $6,433,946
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (342,158)
                                                                                 ----------
       Net unrealized gain                                                       $6,091,788
                                                                                 ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2008 aggregated $29,966,541 and $39,583,239, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Government Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 1/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $215,299,244)          $ 221,316,411
  Cash                                                                  385,717
  Receivables -
    Investment securities sold                                               23
    Fund shares sold                                                    199,286
    Interest                                                          1,509,681
    Due from Pioneer Investment Management, Inc.                            136
  Other                                                                   3,401
                                                                  -------------
     Total assets                                                 $ 223,414,655
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   5,050,597
    Fund shares repurchased                                           1,330,747
    Dividends                                                           279,345
  Due to affiliates                                                      24,808
  Accrued expenses                                                       61,977
                                                                  -------------
     Total liabilities                                            $   6,747,474
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 228,733,549
  Distributions in excess of net investment income                     (156,097)
  Accumulated net realized loss on investments                      (17,927,438)
  Net unrealized gain on investments                                  6,017,167
                                                                  -------------
     Total net assets                                             $ 216,667,181
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $117,874,297/12,206,770 shares)               $        9.66
                                                                  =============
  Class B (based on $23,952,235/2,479,426 shares)                 $        9.66
                                                                  =============
  Class C (based on $21,205,847/2,193,515 shares)                 $        9.67
                                                                  =============
  Class Y (based on $53,634,802/5,546,824 shares)                 $        9.67
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($9.66 [divided by] 95.5%)                              $       10.12
                                                                  =============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08

INVESTMENT INCOME:
  Interest                                               $5,576,206
                                                         ----------
     Total investment income                                              $ 5,576,206
                                                                          -----------
EXPENSES:
  Management fees                                        $  532,813
  Transfer agent fees and expenses
    Class A                                                 127,922
    Class B                                                  36,295
    Class C                                                  21,649
    Class Y                                                     871
  Distribution fees
    Class A                                                 140,762
    Class B                                                 114,232
    Class C                                                  99,976
  Administrative fees                                        23,977
  Custodian fees                                             12,098
  Registration fees                                          46,093
  Professional fees                                          30,121
  Printing expense                                           10,081
  Fees and expenses of nonaffiliated trustees                 3,025
  Miscellaneous                                              11,433
                                                         ----------
     Total expenses                                                       $ 1,211,348
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                       (4,391)
     Less fees paid indirectly                                                 (5,711)
                                                                          -----------
     Net expenses                                                         $ 1,201,246
                                                                          -----------
       Net investment income                                              $ 4,374,960
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $   122,391
                                                                          -----------
  Change in net unrealized gain (loss) on investments                     $ 9,815,451
                                                                          -----------
  Net gain on investments                                                 $ 9,937,842
                                                                          -----------
  Net increase in net assets resulting from operations                    $14,312,802
                                                                          ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Government Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08 and the Year Ended 7/31/07, respectively

                                                            Six Months
                                                               Ended
                                                              1/31/08         Year Ended
                                                            (unaudited)        7/31/07
FROM OPERATIONS:
Net investment income                                    $   4,374,960    $   7,799,548
Net realized gain (loss) on investments                        122,391       (1,898,658)
Change in net unrealized gain (loss) on investments          9,815,451          329,662
                                                         -------------    -------------
  Net increase in net assets resulting from operations   $  14,312,802    $   6,230,552
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.22 and $0.40 per share, respectively)      $  (2,590,339)   $  (3,618,245)
  Class B ($0.18 and $0.32 per share, respectively)           (440,678)        (668,344)
  Class C ($0.18 and $0.31 per share, respectively)           (388,677)        (590,500)
  Investor Class ($0.00 and $0.04 per share,
    respectively)                                                    -         (130,240)
  Class R ($0.00 and $0.06 per share, respectively)                  -           (4,890)
  Class Y ($0.24 and $0.44 per share, respectively)         (1,466,874)      (3,384,933)
                                                         -------------    -------------
    Total distributions to shareowners                   $  (4,886,568)   $  (8,397,152)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  40,869,875    $  55,450,955
Shares issued in reorganization                                      -      158,408,807
Reinvestment of distributions                                3,105,756        5,196,780
Cost of shares repurchased                                 (48,172,065)    (102,127,587)
                                                         -------------    -------------
  Net increase (decrease) in net assets resulting
    from Fund share transactions                         $  (4,196,434)   $ 116,928,955
                                                         -------------    -------------
  Net increase in net assets                             $   5,229,800    $ 114,762,355
NET ASSETS:
Beginning of period                                        211,437,381       96,675,026
                                                         -------------    -------------
End of period                                            $ 216,667,181    $ 211,437,381
                                                         =============    =============
Undistributed (distributions in excess of) net
  investment income                                      $    (156,097)   $     355,511
                                                         =============    =============

24  The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        '08 Shares     '08 Amount       '07 Shares      '07 Amount
                                       (unaudited)     (unaudited)
CLASS A
Shares sold                               2,304,917    $ 21,741,098       1,556,870    $ 14,614,843
Shares issued in reorganization                   -               -       8,987,420      84,391,876
Shares converted from Investor Class              -               -       3,259,841      30,633,771
Reinvestment of distributions               229,795       2,171,712         329,473       3,067,661
Less shares repurchased                  (2,089,125)    (19,669,959)     (3,723,077)    (34,746,844)
                                       ------------    ------------    ------------    ------------
   Net increase                             445,587    $  4,242,851      10,410,527    $ 97,961,307
                                       ============    ============    ============    ============
CLASS B
Shares sold                                 870,632    $  8,189,445         641,400    $  6,013,183
Shares issued in reorganization                   -               -       2,477,517      23,239,108
Reinvestment of distributions                37,088         350,467          55,126         513,530
Less shares repurchased                    (781,861)     (7,338,605)     (1,278,997)    (11,909,882)
                                       ------------    ------------    ------------    ------------
   Net increase                             125,859    $  1,201,307       1,895,046    $ 17,855,939
                                       ============    ============    ============    ============
CLASS C
Shares sold                                 765,828    $  7,250,431       2,562,356    $ 23,821,334
Shares issued in reorganization                   -               -       2,013,454      18,906,332
Reinvestment of distributions                24,782         234,476          39,775         371,135
Less shares repurchased                    (723,688)     (6,813,276)     (2,494,644)    (23,241,640)
                                       ------------    ------------    ------------    ------------
   Net increase                              66,922    $    671,631       2,120,941    $ 19,857,161
                                       ============    ============    ============    ============
INVESTOR CLASS
Shares sold                                                                   5,998    $     56,318
Shares issued in reorganization                                           3,304,559      31,029,813
Shares converted to Class A shares                                       (3,259,841)    (30,633,771)
Reinvestment of distributions                                                 8,321          78,463
Less shares repurchased                                                     (59,037)       (555,893)
                                                                       ------------    ------------
   Net decrease                                                                   -    $    (25,070)
                                                                       ============    ============
CLASS R
Shares sold                                                                   5,130    $     48,177
Shares issued in reorganization                                              89,636         841,678
Reinvestment of distributions                                                   265           2,488
Less shares repurchased                                                     (95,031)       (882,646)
                                                                       ------------    ------------
   Net increase                                                                   -    $      9,697
                                                                       ============    ============
CLASS Y
Shares sold                                 392,946    $  3,688,901       1,165,696    $ 10,897,100
Reinvestment of distributions                36,938         349,101         124,563       1,163,503
Less shares repurchased                  (1,521,175)    (14,350,225)     (3,306,510)    (30,790,682)
                                       ------------    ------------    ------------    ------------
   Net decrease                          (1,091,291)   $(10,312,223)     (2,016,251)   $(18,730,079)
                                       ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Government Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     1/31/08        Year Ended    Year Ended  Year Ended    Year Ended   Year Ended
                                                   (unaudited)       7/31/07      7/31/06 (b)   7/31/05       7/31/04     7/31/03
CLASS A
Net asset value, beginning of period                $    9.24       $    9.23     $    9.65    $    9.86     $   10.05   $   10.26
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Increase from investment operations:
 Net investment income                              $    0.20       $    0.37     $    0.35    $    0.35     $    0.34   $    0.41
 Net realized and unrealized gain
  (loss) on investments                                  0.44            0.04         (0.28)       (0.09)        (0.11)      (0.05)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
  Net increase from investment operations           $    0.64       $    0.41     $    0.07    $    0.26     $    0.23   $    0.36
Distributions to shareowners:
 Net investment income                                  (0.22)          (0.40)        (0.38)       (0.45)        (0.41)      (0.42)
 Net realized gain                                          -               -         (0.11)       (0.03)        (0.01)      (0.15)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Capital Contribution                                $       -       $       -     $       -    $    0.01     $       -   $       -
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Redemption fee                                      $       -       $       -     $       -    $    0.00(a)  $       -   $       -
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Net increase (decrease) in net
 asset value                                        $    0.42       $    0.01     $   (0.42)   $   (0.21)    $   (0.19)  $   (0.21)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Net asset value, end of period                      $    9.66       $    9.24     $    9.23    $    9.65     $    9.86   $   10.05
                                                    =========       =========     =========    =========     =========   =========
Total return*                                            6.99%           4.44%         0.76%        2.70%         2.36%       3.47%
Ratio of net expenses to average
 net assets+                                             1.11%**         1.18%         1.06%        1.01%         1.00%       1.01%
Ratio of net investment income to average
 net assets+                                             4.11%**         3.89%         3.75%        3.60%         3.48%       3.84%
Portfolio turnover rate                                    33%**           54%           57%          79%           39%         43%
Net assets, end of period (in thousands)            $ 117,874       $ 108,625     $  12,462    $  17,549     $  16,943   $  20,721
Ratios with no waiver of management fees and
 assumption of expenses by Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                            1.11%**         1.18%         1.06%        1.14%         1.23%       1.23%
 Net investment income                                   4.11%**         3.89%         3.75%        3.47%         3.25%       3.62%
Ratios with waiver of management fees and
 assumption of expenses by Adviser and reduction
 for fees paid indirectly:
 Net expenses                                            1.10%**         1.18%         1.06%        1.01%         1.00%       1.01%
 Net investment income                                   4.12%**         3.89%         3.75%        3.60%         3.48%       3.84%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.

   The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     1/31/08        Year Ended    Year Ended  Year Ended    Year Ended   Year Ended
                                                   (unaudited)       7/31/07      7/31/06 (b)   7/31/05       7/31/04     7/31/03
CLASS B
Net asset value, beginning of period                $    9.24       $    9.22     $    9.65    $    9.85     $   10.04   $   10.26
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Increase (decrease) from investment operations:
 Net investment income                              $    0.16       $    0.30     $    0.27    $    0.28     $    0.27   $    0.33
 Net realized and unrealized gain
  (loss) on investments                                  0.44            0.04         (0.28)       (0.08)        (0.11)      (0.06)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
  Net increase (decrease) from investment
   operations                                       $    0.60       $    0.34     $   (0.01)   $    0.20     $    0.16   $    0.27
Distributions to shareowners:
 Net investment income                                  (0.18)          (0.32)        (0.31)       (0.38)        (0.34)      (0.34)
 Net realized gain                                          -               -         (0.11)       (0.03)        (0.01)      (0.15)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Capital Contribution                                $       -       $       -     $       -    $    0.01     $       -   $       -
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Redemption fee                                      $       -       $       -     $       -    $    0.00(a)  $       -   $       -
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Net increase (decrease) in net asset value          $    0.42       $    0.02     $   (0.43)   $   (0.20)    $   (0.19)  $   (0.22)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Net asset value, end of period                      $    9.66       $    9.24     $    9.22    $    9.65     $    9.85   $   10.04
                                                    =========       =========     =========    =========     =========   =========
Total return*                                            6.58%           3.73%        (0.16)%       2.06%         1.58%       2.61%
Ratio of net expenses to average net assets+             1.89%**         1.89%         1.94%        1.75%         1.75%       1.76%
Ratio of net investment income to average
 net assets+                                             3.33%**         3.20%         2.89%        2.83%         2.73%       3.08%
Portfolio turnover rate                                    33%**           54%           57%          79%           39%         43%
Net assets, end of period (in thousands)            $  23,953       $  21,748     $   4,227    $   6,165     $   7,558   $  10,228
Ratio with no waiver of management fees and
 assumption of expenses by Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                            1.93%**         2.00%         1.94%        1.84%         1.98%       1.98%
 Net investment income                                   3.29%**         3.09%         2.89%        2.74%         2.50%       2.86%
Ratios with waiver of management fees and
 assumption of expenses by Adviser and reduction
 for fees paid indirectly:
 Net expenses                                            1.89%**         1.89%         1.94%        1.75%         1.75%       1.76%
 Net investment income                                   3.33%**         3.20%         2.89%        2.83%         2.73%       3.08%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.

   The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended                          9/23/05 (a)
                                                   1/31/08        Year Ended           to
                                                 (unaudited)        7/31/07          7/31/06
CLASS C
Net asset value, beginning of period              $    9.25        $    9.22        $    9.65
                                                  ---------        ---------        ---------
Increase (decrease) from investment operations:
  Net investment income                           $    0.16        $    0.30        $    0.24
  Net realized and unrealized gain (loss)
   on investments                                      0.44             0.04            (0.28)
                                                  ---------        ---------        ---------
   Net increase (decrease) from investment
     operations                                   $    0.60        $    0.34        $   (0.04)
Distributions to shareowners:
  Net investment income                               (0.18)           (0.31)           (0.28)
  Net realized gain                                       -                -            (0.11)
                                                  ---------        ---------        ---------
Net increase (decrease) in net asset value        $    0.42        $    0.03        $   (0.43)
                                                  ---------        ---------        ---------
Net asset value, end of period                    $    9.67        $    9.25        $    9.22
                                                  =========        =========        =========
Total return*                                          6.60%            3.74%           (0.45)%(b)
Ratio of net expenses to average net assets+           1.84%**          1.92%            1.94%**
Ratio of net investment income to average
  net assets+                                          3.37%**          3.23%            3.25%**
Portfolio turnover rate                                  33%**            54%              57%
Net assets, end of period (in thousands)          $  21,206        $  19,666        $      52
Ratio with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         1.84%**          1.92%            1.94%**
  Net investment income                                3.37%**          3.23%            3.25%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.84%**          1.92%            1.94%**
  Net investment income                                3.37%**          3.23%            3.25%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class C shares were first publicly offered on September 23, 2005
(b)  Not annualized.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     1/31/08        Year Ended    Year Ended  Year Ended    Year Ended   Year Ended
                                                   (unaudited)       7/31/07      7/31/06 (b)   7/31/05       7/31/04     7/31/03
CLASS Y
Net asset value, beginning of period                $    9.25       $    9.24     $    9.66    $    9.86     $   10.05   $   10.26
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Increase from investment operations:
 Net investment income                              $    0.22       $    0.42     $    0.38    $    0.35     $    0.36   $    0.42
 Net realized and unrealized gain
  (loss) on investments                                  0.44            0.03         (0.28)       (0.07)        (0.11)      (0.05)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
  Net increase from investment operations           $    0.66       $    0.45     $    0.10    $    0.28     $    0.25   $    0.37
Distributions to shareowners:
 Net investment income                                  (0.24)          (0.44)        (0.41)       (0.46)        (0.43)      (0.43)
 Net realized gain                                          -               -         (0.11)       (0.03)        (0.01)      (0.15)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Capital Contribution                                $       -       $       -     $       -    $    0.01     $       -   $       -
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Redemption fee                                      $       -       $       -     $       -    $    0.00(a)  $       -   $       -
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Net increase (decrease) in net asset value          $    0.42       $    0.01     $   (0.42)   $   (0.20)    $   (0.19)  $   (0.21)
                                                    ---------       ---------     ---------    ---------     ---------   ---------
Net asset value, end of period                      $    9.67       $    9.25     $    9.24    $    9.66     $    9.86   $   10.05
                                                    =========       =========     =========    =========     =========   =========
Total return*                                            7.23%           4.89%         1.08%        2.93%         2.51%       3.62%
Ratio of net expenses to average
 net assets+                                             0.63%**         0.67%         0.75%        0.85%         0.85%       0.86%
Ratio of net investment income to average
 net assets+                                             4.61%**         4.46%         4.07%        3.72%         3.63%       4.08%
Portfolio turnover rate                                    33%**           54%           57%          79%           39%         43%
Net assets, end of period (in thousands)            $  53,635       $  61,398     $  79,933    $ 135,844     $ 218,772   $ 253,447
Ratios with no waiver of management fees and
 assumption of expense by Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                            0.63%**         0.67%         0.75%        1.02%         1.13%       1.13%
 Net investment income                                   4.61%**         4.46%         4.07%        3.55%         3.35%       3.81%
Ratios with waiver of management fees and
 assumption of expense by Adviser and reduction
 for fees paid indirectly:
 Net expenses                                            0.63%**         0.67%         0.75%        0.85%         0.85%       0.86%
 Net investment income                                   4.61%**         4.46%         4.07%        3.72%         3.63%       4.08%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.

   The accompanying notes are an integral part of these financial statements.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)

1.   Organization and Significant Accounting Policies
Pioneer Government Income Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the AmSouth Government Income Fund. AmSouth Government The Fund's investment objective is to seek current income as is consistent with preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class C shares were first publicly offered on September 23, 2005. As planned, on December 10, 2006 Investor Class shares were converted to Class A shares. Class R shares ceased operations on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting period. Actual results could differ from those estimates.

The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. The Fund's prospectuses contain Information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At January 31, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Interest income is recorded on the accrual basis. All discounts/ premiums on debt securities are accreted/amortized into interest income for financial reporting purposes.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from

Pioneer Government Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $3,376,893 in capital losses realized between November 1, 2006 and July 31, 2007 to its fiscal year ending July 31, 2008.

     The Fund has a net capital loss carryforward of $14,649,880, of which the following amounts will expire between 2010 and 2015 if not utilized:
     $2,070,786 in 2010, $3,175,915 in 2011, $1,904,299 in 2012, $4,631,510 in
     2013, $401,844 in 2014 and $2,465,526 in 2015.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended July 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                             2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                           $8,397,152
Long-term capital gain                                             -
                                                          ----------
  Total                                                   $8,397,152
                                                          ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at July 31, 2007:

--------------------------------------------------------------------------------
                                                             2007
--------------------------------------------------------------------------------
Undistributed ordinary income                             $    562,360
Capital loss carryforward                                  (14,649,880)
Current year dividend payable                                 (304,526)
Current year post-October loss deferred                     (3,376,893)
Unrealized depreciation                                     (3,723,663)
                                                          ------------
  Total                                                   $(21,492,602)
                                                          ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirectly wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $10,394 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2008.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for

Pioneer Government Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $1 billion; and 0.45% of the excess over $1 billion. The effective management fee for the six months ended January 31, 2008 was 0.50%.

Through December 1, 2009, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Class B expenses to 1.89% of the average daily net assets attributable to Class B shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,095 in management fees, administrative costs and certain other services payable to PIM at January 31, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $19,671 in transfer agent fees payable to PIMSS at January 31, 2008.

4.   Distribution Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,042 in distribution fees payable to PFD at January 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended January 31, 2008, CDSCs in the amount of $32,373 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2008, the Fund's expenses were reduced by $5,315 under such arrangements.

6.   Merger Information

On October 17, 2006, beneficial owners of Pioneer America Income Trust approved an Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 10, 2006 ("Closing Date"), by exchanging all of Pioneer America Income Trust's net assets in Class A, Class B, Class C, Investor Class and Class R for Pioneer Government Income Fund's shares, based on Pioneer Government Income Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

Pioneer Government Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                      Pioneer Government        Pioneer America       Pioneer Government
                          Income Fund            Income Trust             Income Fund
                     (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets
Class A                   $ 7,648,356           $ 84,391,876            $ 92,040,232
Class B                   $ 4,228,196           $ 23,239,108            $ 27,467,304
Class C                   $   194,246           $ 18,906,332            $ 19,100,578
Investor Class            $         -           $ 31,029,813            $ 31,029,813
Class R                   $         -           $    841,678            $    841,678
Class Y                   $74,950,857           $          -            $ 74,950,857
Total Net Assets          $87,021,655           $158,408,807            $245,430,462
Shares
 Outstanding
Class A                       814,202              8,968,628               9,801,622
Class B                       450,631              2,484,630               2,928,148
Class C                        20,685              2,014,404               2,034,139
Investor Class                      -              3,297,672               3,304,559
Class R                             -                 88,961                  89,636
Class Y                     7,974,348                      -               7,974,348
Shares Issued
 in Reorganization
Class A                             -                      -               8,987,420
Class B                             -                      -               2,477,517
Class C                             -                      -               2,013,454
Investor Class                      -                      -               3,304,559
Class R                             -                      -                  89,636
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Unrealized         Accumulated
                                      Depreciation On         Loss On
                                        Closing Date        Closing Date
--------------------------------------------------------------------------------
Pioneer America Income Trust            $(1,418,680)        $(15,628,135)
                                        ===========         ============
--------------------------------------------------------------------------------

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees considered the recent changes in the Fund's strategy and portfolio management team and agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the fourth quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund and the quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other

Pioneer Government Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Government Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Thomas J. Perna                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  INSTITUTIONAL
                                  MONEY MARKET
                                      FUND

                                      IMMMU
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     1/31/08




                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                          2

Portfolio Management Discussion                                4

Portfolio Summary                                              8

Performance Update                                             9

Comparing Ongoing Fund Expenses                               11

Schedule of Investments                                       13

Financial Statements                                          22

Notes to Financial Statements                                 29

Approval of Investment Advisory Agreement                     34

Trustees, Officers and Service Providers                      38

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy and Wall Street ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically compared to U.S. government securities and stock markets declining. For the six months ending January 31, 2008, the Dow Jones Industrial Average fell 3%, the Standard & Poor's 500 Index declined 4% and the NASDAQ Composite Index fell 6%. The MSCI EAFE Developed Market Index of international stock markets fell 7%, and the MSCI Emerging Markets Index fell 1% over the period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the six months ending January 31, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 1% as its higher coupon yields overcame falling bond prices as credit spreads widened.

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other

Letter

consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury
-----------------------
Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08
--------------------------------------------------------------------------------

Widespread concerns about the slumping housing market and the broadening crisis in the subprime mortgage market contributed to remarkable volatility in the financial markets during the first half of Pioneer Institutional Money Market Fund's fiscal year. The uncertainty triggered a sharp and sudden re-evaluation of credit risk and a flight to quality across all types of investment securities. In the following interview, portfolio manager Seth Roman discusses how his conservative style of management helped to preserve the Fund's credit integrity amidst great market turmoil while maintaining liquidity to meet investors' needs. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Pioneer Institutional Money Market Fund invests in high-quality money market instruments issued by the U.S. government, domestic corporations and banks. All holdings have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investor Services and P1 by Moody's Investors Services. (Ratings apply to underlying securities, not Fund shares.)

Q:  How did the Fund perform during this volatile period?

A: The Fund performed relatively well by avoiding the riskier money-market securities that underperformed. For the six months ended January 31, 2008, the Fund's Class 1 shares had a total return of 2.49%. In comparison, the average return for the 395 Institutional Money Market Funds tracked by Lipper, Inc., the Fund's competitive universe, was 2.39% for the same period.

    With the Federal Reserve Board (the Fed) reducing short-term interest rates to promote economic growth and infuse liquidity into the financial system, money market yields declined throughout the semiannual period. Consequently, the seven-day effective compound yield for Class 1 shares fell from 4.83% at the start of the reporting period on July 31, 2007, to 4.38% on January 31, 2008. Because of our emphasis on safety, the Fund's net asset value remained stable at $1.00 a share during this turbulent six-month period.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What factors influenced the markets during the reporting period?

A: During the summer of 2007, concerns about the lingering housing slump, rising defaults in the subprime mortgage market and a broadening credit crisis began to take a toll on investors' confidence. At the heart of this uncertainty were worries about the developing credit crunch, in which lenders and investors cut off the capital that businesses need to grow and consumers need to buy homes. Ultimately, the markets feared that credit worries would infect the broader economy - ending the six-year expansion and pushing the U.S. economy into recession.

    In September of 2007, the Fed reduced its benchmark Federal funds rate, which is the interest rate that banks charge each other for overnight loans to maintain reserve levels. This is a key interest rate and major policy tool for the Fed, because it has a direct impact on the economy, especially since so many kinds of consumer and commercial loans are tied to it. This reduction was the first in four years. Four more widely expected cuts followed before the close of the reporting period, dropping the Federal funds rate from 5.25% to 3.00%. The sheer number and degree of the reductions was quite glaring by historic standards. The Fed also cut the discount rate six times during the reporting period, culminating in the discount rate falling from 5.75% to 3.50% during the six months. This interest rate dictates the level at which banks can borrow reserves from the central bank and helps infuse liquidity in the financial system. Both actions had a positive impact on the markets by making money more readily available and reassuring investors that the Fed was willing to do its part to fend off a recession.

Q:  What were your principal strategies?

A: Against a backdrop of pronounced market volatility, our primary goals were to maintain the Fund's $1.00 net asset value and ensure ample liquidity for our shareowners should they need immediate access to their money. We maintained the Fund's conservative approach, investing in only the very highest quality

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08                            (continued)
--------------------------------------------------------------------------------

    money market securities. The Fund avoided higher-yielding, short-term securities issued by structured investment vehicles (SIVs), which have exposure to subprime mortgage debt. These complex financial investments came under tremendous scrutiny and have become difficult to trade as credit problems have spread throughout the economy.

    With an uncertain environment, the Fund maintained significant investments in very short-term money market securities, such as repurchase agreements. In anticipation of a weaker U.S. economy, we pared back the Fund's exposure to commercial paper to reduce market risk, since these securities tend to be economically sensitive. The Fund invested proceeds from the maturing commercial paper in six-month certificates of deposits and one-year Treasury bills to lock in their more attractive rates in the declining-interest-rate environment.

    Reflecting our strategy, the Fund's average days to maturity fell slightly from 49 days at the beginning of the fiscal year on July 31, 2007, to 46 days on January 31, 2008.

Q:  What is your investment outlook?

A: As the Fund enters the second half of its fiscal year, the Fed appears to have shifted its primary concern from fighting inflation to stabilizing markets and supporting growth. The central bank has indicated that it will take further action to avoid an economic recession. Consequently, we believe more cuts in the Fed funds rate may be likely, especially given evidence of slowed consumer spending, which accounts for close to 70 percent of U.S. economic activity.

    Given our expectation for ongoing volatility in the months ahead, we think our cautious bias, which emphasizes short-term investments to maintain sufficient liquidity and very high-quality securities to help protect the Fund's net asset value, will be key. We'll also look for opportunities to lock in higher yields of some longer maturity securities as rates continue to fall.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Temporary Cash Investments                47.1%
U.S. Corporate Bonds                      40.7%
Mutual Fund                                4.4%
Municipal Bonds                            4.2%
U.S. Government Securities                 2.0%
Collateralized Mortgage Obligations        1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)*


 1. BNP Paribas, Floating Rate Note, 11/25/08                            2.49%
 2. Toyota Motor Credit Corp., Floating Rate Note, 1/12/09               2.39
 3. Bank of Nova Scotia, Floating Rate Note, 1/16/09                     2.08
 4. Texas State Tax & Revenue Anticipation, Floating Rate Note, 12/1/27  1.94
 5. Federal Home Loan Mortgage, Corp., Multifamily VRD Certificate,
    Floating Rate Note, 1/15/42                                          1.75
 6. Citigroup, Inc., Floating Rate Note, 5/2/08                          1.74
 7. Toronto Dominion Holding U.S.A., 4.6%, 2/8/08 (144A)                 1.58
 8. Barclays Bank Plc, 4.88%, 2/8/08                                     1.53
 9. BP Capital Markets Plc, 4.45%, 3/28/08                               1.52
10. Westpac Banking, Floating Rate Note, 2/6/09 (144A)                   1.51

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share    1/31/08   7/31/07
Class 1 Shares               $1.00     $1.00
Class 2 Shares               $1.00     $1.00
Class 3 Shares               $1.00     $1.00

Distributions Per Share
--------------------------------------------------------------------------------


                    Net Investment     Short-Term       Long-Term
8/1/07 - 1/31/08    Income             Capital Gains    Capital Gains
Class 1 Shares      $0.0242            $   -            $   -
Class 2 Shares      $0.0230            $   -            $   -
Class 3 Shares      $0.0214            $   -            $   -

Yields*
--------------------------------------------------------------------------------

                     7-Day Annualized   7-Day Effective**
Class 1 Shares           4.29%              4.38%
Class 2 Shares           4.04%              4.12%
Class 3 Shares           3.78%              3.85%

*   Please contact Pioneer to obtain the Fund's current 7-day yields.
** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class 1 shares 3.66%, Class 2 shares 3.41% and Class 3 shares 3.15%.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08
--------------------------------------------------------------------------------

Expense Ratio
--------------------------------------------------------------------------------
(Per Prospectus dated 12/1/07)

                         Gross       Net
Class 1 Shares           0.24%      0.24%
Class 2 Shares           0.49%      0.49%
Class 3 Shares           0.74%      0.74%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Classes 1, 2, and 3 shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Institutional Money Market Fund was created through the reorganization of AmSouth Institutional Prime Obligations Money Market Fund on September 23, 2005. The performance of the Class 1 shares, Class 2 shares and Class 3 shares of the Fund includes the performance of the predecessor AmSouth Institutional Prime Obligations Money Market Fund's Institutional Class 1 shares, Institutional Class 2 shares and Institutional Class 3 shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Institutional Money Market Fund

Based on actual returns from August 1, 2007 through January 31, 2008.

Share Class                           1              2              3
-------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 8/1/07

Ending Account Value (after       $1,024.90      $1,023.60      $1,022.00
expenses) On 1/31/08

Expenses Paid During Period*      $    1.22      $    2.50      $    3.77

* Expenses are equal to the Fund's annualized expense ratio of 0.24%, 0.49% and 0.74%, for Class 1, Class 2 and Class 3 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Institutional Money Market Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from August 1, 2007 through January 31, 2008.

Share Class                           1             2              3
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 8/1/07

Ending Account Value (after      $1,024.00      $1,022.74      $1,021.48
expenses On 1/31/08

Expenses Paid During Period*     $    1.22      $    2.50      $    3.77

* Expenses are equal to the Fund's annualized expense ratio of 0.24%, 0.49% and 0.74%, for Class 1, Class 2 and Class 3 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

                             S&P/
  Principal     Floating    Moody's
  Amount($)     Rate (b)    Ratings                                                            Value
                                         COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
                                         Banks - 1.6%
                                         Thrifts & Mortgage Finance - 1.6%
 14,061,824         3.26  AAA / Aaa      Federal Home Loan Mortgage, Corp.,
                                         Multifamily VRD Certificate, Floating Rate
                                         Note, 1/15/42                                   $14,061,824
                                                                                         -----------
                                         Total Banks                                     $14,061,824
                                                                                         -----------
                                         TOTAL COLLATERALIZED MORTGAGE
                                         OBLIGATIONS
                                         (Cost $14,061,824)                              $14,061,824
                                                                                         -----------
                                         CORPORATE BONDS - 40.8%
                                         Capital Goods - 1.8%
                                         Industrial Conglomerates - 1.8%
 10,650,000         4.69  AAA / AAA      General Electric Capital Corp., Floating Rate
                                         Note, 1/5/09                                    $10,681,198
  3,340,000         5.17  AAA / AAA      General Electric Capital Corp., Floating Rate
                                         Note, 3/4/08                                      3,341,589
  1,930,000         3.34  AAA / AAA      General Electric Capital Corp., Floating Rate
                                         Note, 7/28/08                                     1,930,282
                                                                                         -----------
                                                                                         $15,953,069
                                                                                         -----------
                                         Total Capital Goods                             $15,953,069
                                                                                         -----------
                                         Banks - 17.1%
                                         Diversified Banks - 17.0%
  2,430,000               AA- / AA3      Banknorth Group, Inc. 3.75%, 5/1/08             $ 2,421,283
 20,000,000         3.29  AA / AA1       BNP Paribas, Floating Rate Note, 11/25/08        19,990,119
  7,085,000         4.08  AA / AA1       BNP Paribas, Floating Rate Note, 2/13/09          7,085,000
  9,820,000         5.07  AA+ / AA1      BP Capital Markets Plc, Floating Rate
                                         Note, 1/9/09                                      9,820,000
  7,250,000         4.38  AAE / AA1      Commonwealth Bank Australia, Floating Rate
                                         Note, 2/3/09                                      7,250,000
  5,000,000         4.18  AA- / AA1      Credit Agricole, Floating Rate Note,
                                         2/13/09 (144A)                                    5,000,000
  5,000,000         5.35  AA- / AA1      Credit Agricole, Floating Rate Note,
                                         4/23/07 (144A)                                    5,000,000
  4,120,000         4.85  AAA / AAA      RaboBank Nederland, Floating Rate
                                         Note, 12/12/08                                    4,120,000

The accompanying notes are an integral part of these financial statements.   13

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                            S&P/
  Principal     Floating   Moody's
  Amount($)     Rate (b)   Ratings                                                            Value
                                          Diversified Banks - (continued)
 $ 6,000,000        4.51   NR / NR        Royal Bank of Canada, Floating Rate
                                          Note, 10/3/08                                $  6,000,000
   1,945,000        4.90   AA- / AAA      Royal Bank of Canada, Floating Rate
                                          Note, 3/20/08                                   1,944,974
   9,665,000        5.30   NR / NR        Royal Bank of Canada, Floating Rate
                                          Note, 9/10/08                                   9,657,879
   7,780,000        5.23   AA / AAA       Royal Bank of Scotland Plc, Floating Rate
                                          Note, 4/11/08 (144A)                            7,780,475
   4,400,000        4.45   AA / AAA       Royal Bank of Scotland Plc, Floating Rate
                                          Note, 7/21/08 (144A)                            4,400,804
   6,370,000        4.29   A+ / Aa2       Svenska Handelsbanken, Floating Rate
                                          Note, 10/10/08                                  6,370,000
   7,500,000               AA / AA3       U.S. Bancorp, 3.125%, 3/15/08                   7,477,460
   3,830,000               AA+ / AA1      U.S. Bank, 4.125%, 3/17/08                      3,824,358
     190,000               AA+ / AA1      U.S. Bank, 4.4%, 8/15/08                          189,128
   2,870,000               AA- / Aa3      Wachovia Corp., 3.5%, 8/15/2008                 2,841,579
     310,000        3.30   AA- / AA3      Wachovia Corp., Floating Rate
                                          Note, 10/28/08                                    309,766
   4,500,000               AA+ / AA1      Wells Fargo & Co., 3.5%, 4/4/08                 4,498,258
  11,120,000        5.29   AA+ / AA1      Wells Fargo & Co., Floating Rate
                                          Note, 3/10/08                                  11,119,997
   3,260,000        4.32   AA+ / AA1      Wells Fargo & Co., Floating Rate Note,
                                          7/14/08 (144A)                                  3,260,971
   4,175,000        4.53   AA / AA1       Westpac Banking, Floating Rate Note,
                                          12/5/08 (144A)                                  4,175,000
  12,090,000        4.64   NR / NR        Westpac Banking, Floating Rate Note,
                                          2/6/09 (144A)                                  12,085,196
   5,000,000        4.52   AA / AA1       World Savings Bank, Floating Rate
                                          Note, 5/8/08                                    4,999,247
                                                                                       ------------
                                                                                       $151,621,494
                                                                                       ------------
                                          Regional Banks - 0.1%
     225,000               A+ / AA3       Suntrust Bank Atlanta, 4.0%, 10/15/08        $    223,526
     425,000        4.81   AA- / AA3      Suntrust Bank Atlanta, Floating Rate Note,
                                          4/2/08                                            425,071
                                                                                       ------------
                                                                                       $    648,597
                                                                                       ------------
                                          Total Banks                                  $152,270,091
                                                                                       ------------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          S&P/
  Principal    Floating  Moody's
  Amount($)    Rate (b)  Ratings                                                            Value
                                        Diversified Financials - 17.7%
                                        Asset Management & Custody Banks - 1.1%
 $  485,000              A+ / AA3       Bank of New York, 3.75%, 2/15/08              $   484,707
    305,000              AA- / AAA      Bank of New York, 3.8%, 2/1/08                    305,000
  9,045,000        4.97  A+ / AA3       Bank of New York, Floating Rate
                                        Note, 6/16/08                                   9,056,462
                                                                                      -----------
                                                                                      $ 9,846,169
                                                                                      -----------
                                        Consumer Finance - 1.2%
    400,000        4.64  A+ / AA3       American Express, Floating Rate
                                        Note, 3/5/08                                  $   400,047
  3,140,000        4.54  A+ / AA3       American Express, Floating Rate
                                        Note, 5/7/08                                    3,138,042
  4,880,000        4.58  A+ / A1        National Rural Utilities, Floating Rate
                                        Note, 7/3/08                                    4,879,472
  2,770,000        3.94  1 / Baa1       SLM Corp., Floating Rate Note, 4/18/08          2,770,050
                                                                                      -----------
                                                                                      $11,187,611
                                                                                      -----------
                                        Investment Banking & Brokerage - 4.5%
  6,800,000        5.08  A / A2         Bear Stearns Co., Inc., Floating Rate
                                        Note, 2/4/08                                  $ 6,800,070
  7,231,000        5.23  AA- / AA1      Credit Suisse First Boston, Floating Rate
                                        Note, 6/2/08                                    7,234,424
    350,000        3.34  AA- / AA1      Credit Suisse First Boston, Floating Rate
                                        Note, 6/3/08                                      350,161
  2,975,000        3.23  AA- / AA3      Fortis Bank New York, Floating Rate
                                        Note, 4/28/08                                   2,972,589
  1,000,000        5.46  AA- / AA3      Goldman Sachs Group, Inc., Floating Rate
                                        Note, 2/26/08                                   1,000,317
  3,100,000        4.90  A+ / A1        Merrill Lynch & Co., Inc., Floating Rate
                                        Note, 2/14/08                                   3,100,070
  4,000,000        3.91  A+ / A1        Merrill Lynch & Co., Inc., Floating Rate
                                        Note, 3/24/08                                   4,000,000
  4,250,000        4.19  A+ / A1        Merrill Lynch & Co., Inc., Floating Rate
                                        Note, 6/16/08                                   4,252,022
  1,500,000        4.38  AA- / AA3      Merrill Lynch & Co., Inc., Floating Rate
                                        Note, 8/14/08                                   1,500,000
    250,000        5.11  A+ / A1        Merrill Lynch & Co., Inc., Floating Rate
                                        Note, 8/22/08                                     249,688
  2,500,000              AA- / AA3      Morgan Stanley Dean Witter,
                                        3.625%, 4/1/08                                  2,494,279
  6,000,000        3.33  AA- / AA3      Morgan Stanley Floating Rate, Floating Rate
                                        Note, 7/25/08                                   6,003,433
                                                                                      -----------
                                                                                      $39,957,053
                                                                                      -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                            S&P/
  Principal     Floating   Moody's
  Amount($)     Rate (b)   Ratings                                                              Value
                                         Multi-Sector Holding - 0.3%
 $ 3,000,000        4.00  A-1+ / AA1     Syenska Handelsbanken AB, Floating Rate
                                         Note, 2/15/09                                   $  3,000,000
                                                                                         ------------
                                         Other Diversified Financial Services - 10.2%
   7,100,000        3.33  AA+ / AAA      Bank of America Corp., Floating Rate
                                         Note, 7/25/08                                   $  7,097,957
   3,080,000        4.00  A / A2         Caterpillar Financial Services, Floating Rate
                                         Note, 4/17/08                                      3,080,180
   7,500,000        5.19  AA- / AA3      Citigroup Global Markets, Floating Rate
                                         Note, 3/7/08                                       7,500,563
  13,945,000        4.94  AA- / AA3      Citigroup, Inc., Floating Rate Note, 5/2/08       13,942,319
   4,455,000        5.26  AAA / AAA      General Electric Capital Corp., Floating Rate
                                         Note, 12/5/08                                      4,454,253
  12,000,000        5.05  AA- / AAA      JP Morgan Chase & Co., Floating Rate
                                         Note, 5/15/08                                     12,007,356
   3,290,000        5.18  NR / NR        JP Morgan Chase & Co., Floating Rate
                                         Note, 9/4/09                                       3,291,359
   9,270,000        5.31  AA / AA1       MBNA Corp., Floating Rate Note, 5/5/08             9,280,838
   3,265,000              AAA / Aaa      Toyota Motor Credit Corp., 2.875%, 8/1/08          3,226,249
  19,200,000        4.49  AAA / AAA      Toyota Motor Credit Corp., Floating Rate
                                         Note, 1/12/09                                     19,200,000
   7,500,000        4.96  AAA / AAA      Toyota Motor Credit Corp., Floating Rate
                                         Note, 9/15/08                                      7,500,000
                                                                                         ------------
                                                                                         $ 90,581,074
                                                                                         ------------
                                         Specialized Finance - 0.4%
   3,270,000              A+ / A1        National Rural Utilities, 3.875%, 2/15/08       $  3,268,542
                                                                                         ------------
                                         Total Diversified Financials                    $157,840,449
                                                                                         ------------
                                         Insurance - 3.6%
                                         Life & Health Insurance - 2.6%
   4,770,000              AA / AA3       Met Life Global Funding, 2.6%, 6/19/08          $  4,727,668
   2,000,000        3.40  AA / AA3       Met Life Global Funding, Floating Rate Note,
                                         2/28/08 (144A)                                     2,000,000
  10,000,000        4.25  AA / AA3       Met Life Global Funding, Floating Rate
                                         Note, 2/9/09                                      10,000,000
   6,765,000        4.34  AA / AA3       Met Life Global Funding, Floating Rate
                                         Note, 8/14/08                                      6,765,913
                                                                                         ------------
                                                                                         $ 23,493,581
                                                                                         ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
   Principal    Floating   Moody's
   Amount($)    Rate (b)   Ratings                                                             Value
                                         Multi-Line Insurance - 1.0%
 $ 7,000,000        4.99  A+ / A1        American General Finance, Floating Rate
                                         Note, 6/27/08                                  $  7,000,761
   1,000,000              AA / AA3       American International Group,
                                         2.625%, 5/15/08                                     993,991
   1,100,000        5.21  AA / AA3       American International Group, Floating Rate
                                         Note, 6/23/08                                     1,098,800
                                                                                        ------------
                                                                                        $  9,093,552
                                                                                        ------------
                                         Total Insurance                                $ 32,587,133
                                                                                        ------------
                                         Technology Hardware & Equipment - 0.1%
                                         Computer Hardware - 0.1%
   1,100,000              A+ / A1        IBM Corp., 3.8%, 2/1/08                        $  1,100,000
                                                                                        ------------
                                         Total Technology Hardware & Equipment          $  1,100,000
                                                                                        ------------
                                         Telecommunication Services - 0.5%
                                         Integrated Telecommunication Services - 0.5%
   4,440,000        4.96  A / A2         AT&T, Inc., Floating Rate Note, 5/15/08        $  4,438,110
                                                                                        ------------
                                         Total Telecommunication Services               $  4,438,110
                                                                                        ------------
                                         TOTAL CORPORATE BONDS
                                         (Cost $364,188,852)                            $364,188,852
                                                                                        ------------
                                         U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
   8,620,000              AAA / AAA      Federal Home Loan Bank, 4.5%, 11/7/08          $  8,618,347
   9,475,000              AAA / Aaa      U.S. Treasury Notes, 4.125%, 8/15/08              9,474,513
                                                                                        ------------
                                                                                        $ 18,092,860
                                                                                        ------------
                                         TOTAL U.S. GOVERNMENT & AGENCY
                                         OBLIGATIONS
                                         (Cost $18,092,860)                             $ 18,092,860
                                                                                        ------------
                                         MUNICIPAL BONDS - 4.2%
                                         Municipal Government - 2.6%
   2,200,000        3.30  AA / Aa3       Mississippi State Series B General, Floating
                                         Rate Note, 11/1/28                             $  2,200,000
   1,390,000        3.26  AAA / NR       Southern Ute Indian Tribe, Floating Rate
                                         Note, 1/1/27                                      1,390,000
  15,555,000        3.27  AA / AA1       Texas State Tax & Revenue Anticipation,
                                         Floating Rate Note, 12/1/27                      15,555,000
   4,090,000        3.27  AA / AA1       Texas State Var-Ref-Taxable, Floating Rate
                                         Note, 12/1/26                                     4,090,000
                                                                                        ------------
                                                                                        $ 23,235,000
                                                                                        ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                           S&P/
   Principal    Floating  Moody's
   Amount($)    Rate (b)  Ratings                                                           Value
                                         Municipal Development - 0.7%
 $ 6,125,000        3.28  NR / Aa1       Nassau County New York Industrial Develop-
                                         ment, Floating Rate Note, 11/1/14            $ 6,125,000
                                                                                      -----------
                                         Municipal Medical - 0.5%
   4,545,000        3.40  NR / Aa1       Massachusetts Health & Educational Facili-
                                         ties, Floating Rate Note, 7/1/36             $ 4,545,000
                                                                                      -----------
                                         Municipal Single Family Housing - 0.4%
   3,730,000        3.25  AAA / Aaa      Iowa Finance Authority Revenue, Floating
                                         Rate Note, 7/1/37                            $ 3,730,000
                                                                                      -----------
                                         TOTAL MUNICIPAL BONDS
                                         (Cost $37,635,000)                           $37,635,000
                                                                                      -----------
                                         TEMPORARY CASH INVESTMENTS - 47.1%
                                         Commercial Paper - 41.2%
   6,000,000              NR / NR        Anglo Irish Bank, Inc., 5.19%, 3/4/08        $ 5,972,320
   6,000,000              NR / NR        Anglo Irish Bank, Inc., 5.23%, 3/5/08          5,971,236
   4,800,000              NR / NR        Astrazeneca Plc, 4.13%, 6/3/08 (144A)          4,732,268
   1,068,000              NR / NR        Banco Bilbao Vizcaya, 4.65%,
                                         2/27/08 (144A)                                 1,064,413
   4,390,000              NR / NR        Banco Bilbao Vizcaya, 4.75%,
                                         3/28/08 (144A)                                 4,357,563
   4,410,000              NR / NR        Banco Bilbao Vizcaya, 4.95%,
                                         2/1/08 (144A)                                  4,410,000
   7,500,000              AA- / Aa2      Bank of America Corp., 4.87%, 4/3/08           7,437,095
   3,750,000              AA- / Aa2      Bank of America Corp., 5.3%, 2/7/08            3,746,687
  16,650,000        4.16  A-1+ / P-1     Bank of Nova Scotia, Floating Rate
                                         Note, 1/16/09                                 16,651,592
  11,785,000              AA / Aa1       Bank of Scotland Plc, 3.17%, 3/25/08          11,785,000
  12,270,000              NR / AA1       Barclays Bank Plc, 4.88%, 2/8/08              12,270,000
   4,145,000              NR / AA1       Barclays Bank Plc, 4.93%, 2/25/08              4,145,052
   4,875,000              NR / AA1       Barclays Bank Plc, 5.12%, 2/11/08              4,875,000
   2,930,000              NR / NR        Barclays U.S. Funding Corp., 3.3%, 4/8/08      2,912,005
   3,440,000              A-1+ / P-1     BHP Billiton Finance U.S.A., 4.25%,
                                         2/12/08 (144A)                                 3,435,533
   4,695,000              NR / NR        BNP Paribas Financial Inc., 4.25%, 7/3/08      4,695,000
  12,310,000              NR / NR        BP Capital Markets Plc, 4.45%, 3/28/08        12,224,787
     700,000              AA / Aa2       Caisse National Des Caisses D'eparagne Et
                                         De Prevoyance, 5.0%, 2/1/08 (144A)               700,000
   9,450,000              NR / NR        CBA Delaware, Inc., 5.04%, 2/4/08              9,446,031
   4,950,000              NR / NR        Citibank N.A, 4.85%, 2/14/08                   4,950,000
  10,000,000              AA- / AA2      Credit Agricole SA, 4.69%, 4/8/08             10,000,000
   5,000,000              AA- / AA2      Credit Agricole SA, 4.85%, 2/1/08              5,000,000

18   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           S&P/
   Principal  Floating   Moody's
   Amount($)  Rate (b)   Ratings                                                         Value
                                      Commercial Paper - (continued)
 $ 8,420,000             A-1+ / P-1   Danske Corp., 4.74%, 2/1/08 (144A)           $ 8,420,000
   9,400,000     4.75    AA / AA1     Deutsche Bank, Floating Rate
                                      Note, 1/21/09                                  9,400,000
   9,425,000     4.87    AA / AA1     Deutsche Bank, Floating Rate
                                      Note, 9/22/08                                  9,440,173
   4,800,000             A-1+ / P-1   Dexia Delaware LLC, 4.81%, 3/26/08             4,765,368
   4,500,000             A-1+ / P-1   Dexia Delaware LLC, 4.85%, 3/19/08             4,471,506
   9,765,000             A-1 / AA3    Fortis Bank New York, 3.95%, 2/15/08           9,765,000
   9,340,000             A-1+ / P-1   Fortis Banque Luxembourg, 3.05%, 5/7/08        9,264,035
   9,000,000             A-1+ / P-1   Fortis Banque Luxembourg, 4.5%, 5/1/08         8,894,550
   4,740,000             NR / NR      Goldman, Sachs & Co. 4.22%, 4/4/08             4,704,995
  10,000,000             AA / AA3     HBOS Treasury Services, 5.42%, 6/18/08         9,998,919
   1,025,000     3.29    AA / AA3     HSBC Bank U.S.A., Floating Rate
                                      Note, 7/28/08                                  1,022,230
   4,780,000             A / A1       Johnson and Johnson, 3.0%, 2/13/08             4,775,220
   4,725,000             A-1 / P-1    Merrill Lynch & Co., 3.29%, 4/15/08            4,693,046
   8,800,000             NR / NR      Merrill Lynch & Co., 4.48%, 3/7/08             8,761,671
   3,840,000             AA- / AA3    Nordea Bank New York, 5.315%, 2/20/08          3,840,000
   8,850,000             NR / NR      Nordea North America, Inc., 3.8%, 4/15/08      8,780,872
   5,120,000     3.55    AA / AA1     Royal Bank of Scotland New York, Floating
                                      Rate Note, 2/25/08                             5,120,034
   2,545,000     3.23    AA / AAA     Royal Bank of Scotland New York, Floating
                                      Rate Note, 3/26/08                             2,544,362
   6,410,000             NR / NR      Societe Generale North America,
                                      3.91%, 4/15/08                                 6,358,481
   4,280,000             NR / NR      Societe Generale North America,
                                      4.45%, 4/3/08                                  4,247,199
   4,785,000             NR / NR      Societe Generale North America,
                                      4.72%, 2/7/08                                  4,781,236
   4,310,000             NR / NR      Societe Generale North America,
                                      4.75%, 2/1/08                                  4,310,000
   5,370,000             NR / NR      Societe Generale North America,
                                      5.08%, 2/5/08                                  5,366,969
   3,325,000             NR / NR      Societe Generale North America,
                                      5.185%, 2/8/08                                 3,321,647
   4,330,000             NR / AA1     Svenska Handelsbanken, 3.15%, 4/28/08          4,330,309
   9,475,000             NR / AA1     Svenska Handelsbanken, 4.4%, 4/9/08            9,475,177
   1,800,000     5.21    NR / AA1     Svenska Handelsbanken, Floating Rate
                                      Note, 1/5/09                                   1,794,725
  11,790,000             A-1 / NR     Toronto Dominion Bank, 3.12%, 4/28/08         11,790,283
   4,000,000             A-1 / AA3    Toronto Dominion Bank, 4.85%, 6/6/08           3,999,991

The accompanying notes are an integral part of these financial statements.   19

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                           S&P/
   Principal  Floating    Moody's
   Amount($)  Rate (b)    Ratings                                                            Value


                                       Commercial Paper - (continued)
$ 12,700,000              A-1 / P-1    Toronto Dominion Holding U.S.A., 4.6%,
                                       2/8/08 (144A)                                  $ 12,688,418
   4,000,000              A-1+ / P-1   Toyota Motor Credit Corp., 4.9%, 2/22/08          3,988,566
   9,400,000              AA+ / AA3    UBS AG Stamford, 4.45%, 4/4/08                    9,400,000
   7,500,000              AA / AA3     UBS AG Stamford, 5.11%, 3/3/08                    7,499,778
   5,450,000              NR / Aa2     UBS Finance, 5.35%, 3/3/08                        5,426,245
     600,000              NR / NR      UBS Finance, 5.42%, 2/29/08                         590,965
   4,780,000              A-1 / P-2    Verizon Communications, 3.27%,
                                       2/13/08 (144A)                                    4,774,790
     390,000              NR / NR      Westpac Banking Corp., 4.93%,
                                       2/26/08 (144A)                                      388,665
   4,525,000              NR / NR      Westpac Banking Corp., 4.94%,
                                       3/18/08 (144A)                                    4,499,542
                                                                                      ------------
                                                                                      $368,476,549
                                                                                      ------------
                                       Repurchase Agreements - 5.9%
   3,000,000                           Barclays Plc, 3.0%, dated 1/31/08,
                                       repurchase price of $3,000,000 plus
                                       accrued interest on 2/1/08 collateralized
                                       by the following:
                                        $1,598,223 Freddie Mac Giant, 5.0%,
                                          7/1/35
                                        $700,465 Freddie Mac Giant, 5.5%,
                                          5/1/37
                                        $789,926 Federal National Mortgage
                                          Association, 6.0%, 10/1/37
                                        $257,859 U.S. Treasury Inflation Index,
                                          3.875%, 1/15/09                             $  3,000,000
                                                                                      ------------
  50,000,000                           Merrill Lynch, Inc. & Co., 2.95%, dated
                                       1/31/08, repurchase price of $50,000,000
                                       plus accrued interest on 2/1/08 collateral-
                                       ized by the following:
                                        $51,000,036 Government National
                                       Mortgage Association,
                                       5.0% - 7.0%, 12/15/08 - 12/15/37               $ 50,000,000
                                                                                      ------------
                                                                                      $ 53,000,000
                                                                                      ------------
                                       TOTAL TEMPORARY CASH INVESTMENTS
                                       (Cost $421,476,549)                            $421,476,549
                                                                                      ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                                 Value
                                         MUTUAL FUND - 4.4%
 39,111,659                              BlackRock Liquidity Funds TempCash
                                         Portfolio                                 $ 39,111,659
                                                                                   ------------
                                         TOTAL MUTUAL FUND
                                         (Cost $39,111,659)                        $ 39,111,659
                                                                                   ------------
                                         TOTAL INVESTMENT IN SECURITIES - 100.1%
                                         (Cost $894,566,744)(a)                    $894,566,744
                                                                                   ------------
                                         OTHER ASSETS AND LIABILITIES - (0.1)%     $   (915,317)
                                                                                   ------------
                                         TOTAL NET ASSETS - 100.0%                 $893,651,427
                                                                                   ============

NR     Not rated by either S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $93,173,638 or 10.4% of total net assets.

(a) At January 31, 2008, the cost for federal income tax purposes was $894,566,744.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 1/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities at value (cost $894,566,744)      $894,566,744
  Cash                                                                608
  Receivables -
    Investment securities sold                                 10,095,000
    Fund shares sold                                            1,000,000
    Interest                                                    3,796,706
  Other                                                            25,098
                                                             ------------
     Total assets                                            $909,484,156
                                                             ------------
LIABILITIES:
  Payables -
    Investment securities purchased                          $ 11,891,074
    Fund shares repurchased                                     1,000,000
    Dividends                                                   2,870,758
  Due to affiliates                                                16,009
  Accrued expenses                                                 54,888
                                                             ------------
     Total liabilities                                       $ 15,832,729
                                                             ------------
NET ASSETS:
  Paid-in capital                                            $893,757,323
  Undistributed net investment income                               3,336
  Accumulated net realized loss on investments                   (109,232)
                                                             ------------
     Total net assets                                        $893,651,427
                                                             ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class 1 (based on $172,913,831/172,892,527 shares)         $       1.00
                                                             ============
  Class 2 (based on $581,929,575/581,993,891 shares)         $       1.00
                                                             ============
  Class 3 (based on $138,808,021/138,825,008 shares)         $       1.00
                                                             ============

22   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08

INVESTMENT INCOME:
  Interest                                                              $21,314,284
                                                                        -----------
EXPENSES:
  Management fees                                        $832,352
  Transfer agent fees and expenses
    Class 1                                                   759
    Class 2                                                   758
    Class 3                                                   933
  Distribution fees
    Class 2                                               686,386
    Class 3                                               354,044
  Administrative fees                                      93,640
  Custodian fees                                           15,728
  Registration fees                                        21,648
  Professional fees                                        22,885
  Printing expense                                          7,562
  Fees and expenses of nonaffiliated trustees               6,453
  Miscellaneous                                            10,431
                                                         --------
     Total expenses                                                     $ 2,053,579
                                                                        -----------
     Net expenses                                                       $ 2,053,579
                                                                        -----------
       Net investment income                                            $19,260,705
                                                                        -----------
REALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                      $   (57,133)
                                                                        -----------
  Net increase in net assets resulting from operations                  $19,203,572
                                                                        ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08 and the Year Ended 7/31/07, respectively

                                                             Six Months
                                                               Ended
                                                              1/31/08           Year Ended
                                                            (unaudited)          7/31/07
FROM OPERATIONS:
Net investment income                                    $    19,260,705     $    29,292,054
Net realized loss on investments                                 (57,133)            (52,099)
                                                         ---------------     ---------------
    Net increase in net assets resulting
     from operations                                     $    19,203,572     $    29,239,955
                                                         ---------------     ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class 1 ($0.02 and $0.05 per share, respectively)    $    (3,414,872)    $    (4,242,763)
    Class 2 ($0.02 and $0.05 per share, respectively)        (12,733,275)        (19,953,079)
    Class 3 ($0.02 and $0.05 per share, respectively)         (3,112,972)         (5,127,965)
                                                         ---------------     ---------------
     Total distributions to shareowners                  $   (19,261,119)    $   (29,323,807)
                                                         ---------------     ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 1,960,045,163     $ 3,525,461,364
Reinvestment of distributions                                  1,176,827             174,894
Cost of shares repurchased                                (1,776,420,842)     (3,255,751,243)
                                                         ---------------     ---------------
    Net increase in net assets resulting from
     Fund share transactions                             $   184,801,148     $   269,885,015
                                                         ---------------     ---------------
    Net increase in net assets                           $   184,743,601     $   269,801,163
NET ASSETS:
Beginning of period                                          708,907,826         439,106,663
                                                         ---------------     ---------------
End of period                                            $   893,651,427     $   708,907,826
                                                         ---------------     ---------------
Undistributed net investment income                      $         3,336     $         3,750
                                                         ---------------     ---------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       '08 Shares        '08 Amount           '07 Shares         '07 Amount
                       (unaudited)       (unaudited)
CLASS 1
Shares sold             266,055,271    $   266,055,272         440,492,078     $   440,492,078
Reinvestment of
  distributions           1,176,827          1,176,827             174,894             174,894
Less shares
  repurchased          (209,195,589)      (209,195,589)       (411,435,434)       (411,435,434)
                     --------------    ---------------      --------------     ---------------
   Net increase          58,036,509    $    58,036,510          29,231,538     $    29,231,538
                     ==============    ===============      ==============     ===============
CLASS 2
Shares sold           1,261,654,558    $ 1,261,654,557       2,283,813,945     $ 2,283,813,945
Reinvestment of
  distributions                   -                  -                   -                   -
Less shares
  repurchased        (1,136,795,121)    (1,136,795,121)     (2,102,111,860)     (2,102,111,860)
                     --------------    ---------------      --------------     ---------------
   Net increase         124,859,437    $   124,859,436         181,702,085     $   181,702,085
                     ==============    ===============      ==============     ===============
CLASS 3
Shares sold             432,335,334    $   432,335,334         801,155,341     $   801,155,341
Reinvestment of
  distributions                   -                  -                   -                   -
Less shares
  repurchased          (430,430,132)      (430,430,132)       (742,203,949)       (742,203,949)
                     --------------    ---------------      --------------     ---------------
   Net increase           1,905,202    $     1,905,202          58,951,392     $    58,951,392
                     ==============    ===============      ==============     ===============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended      Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                             1/31/08      7/31/07    7/31/06 (b)   7/31/05     7/31/04     7/31/03
CLASS 1
Net asset value, beginning of period                         $  1.00      $  1.00     $  1.00      $  1.00     $   1.00   $   1.00
                                                             -------      -------     -------      -------     --------   --------
Increase from investment operations:
 Net investment income                                       $  0.02      $  0.05     $  0.04      $  0.02     $   0.01   $   0.01
 Net realized and unrealized gain on investments                   -         0.00(a)     0.00(a)         -            -          -
                                                             -------      -------     -------      -------     --------   --------
  Net increase from investment operations                    $  0.02      $  0.05     $  0.04      $  0.02     $   0.01   $   0.01
Distributions to shareowners:
 Net investment income                                         (0.02)       (0.05)      (0.04)       (0.02)       (0.01)     (0.01)
                                                             -------      -------     -------      -------     --------   --------
Capital Contributions                                        $     -      $     -     $     -      $  0.00(a)  $      -   $      -
                                                             -------      -------     -------      -------     --------   --------
Net increase (decrease) in net asset value                   $     -      $     -     $     -      $     -     $      -   $      -
                                                             -------      -------     -------      -------     --------   --------
Net asset value, end of period                               $  1.00      $  1.00     $  1.00      $  1.00     $   1.00   $   1.00
                                                             =======      =======     =======      =======     ========   ========
Total return*                                                   2.49%        5.24%       4.20%        2.17%        0.86%      1.19%
Ratio of net expenses to average net assets+                    0.24%**      0.24%       0.26%        0.25%        0.25%      0.26%
Ratio of net investment income to average net assets+           4.84%**      5.11%       3.95%        2.19%        0.85%      1.20%
Net assets, end of period (in thousands)                    $172,914     $114,887     $85,669     $230,573     $176,540   $175,778
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   0.24%**      0.24%       0.33%        0.40%        0.41%      0.41%
 Net investment income                                          4.84%**      5.11%       3.88%        2.04%        0.69%      1.05%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   0.24%**      0.24%       0.26%        0.25%        0.25%      0.26%
 Net investment income                                          4.84%**      5.11%       3.95%        2.19%        0.85%      1.20%

(a) Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended      Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                             1/31/08       7/31/07   7/31/06 (b)    7/31/05     7/31/04    7/31/03
CLASS 2
Net asset value, beginning of period                         $  1.00       $  1.00     $  1.00      $  1.00     $  1.00    $   1.00
                                                             -------       -------     --------     -------     -------    --------
Increase from investment operations:
 Net investment income                                       $  0.02       $  0.05     $  0.04      $  0.02     $  0.01    $   0.01
 Net realized and unrealized gain on investments                   -          0.00(a)     0.00(a)         -           -           -
                                                             -------       -------     --------     -------     -------    --------
  Net increase from investment operations                    $  0.02       $  0.05     $  0.04      $  0.02     $  0.01    $   0.01
Distributions to shareowners:
 Net investment income                                         (0.02)        (0.05)      (0.04)       (0.02)      (0.01)      (0.01)
                                                             -------       -------     --------     -------     -------    --------
Capital Contributions                                        $     -       $     -     $     -      $  0.00(a)  $     -    $      -
                                                             -------       -------     --------     -------     -------    --------
Net increase (decrease) in net asset value                   $     -       $     -     $     -      $     -     $     -    $      -
                                                             -------       -------     --------     -------     -------    --------
Net asset value, end of period                               $  1.00       $  1.00     $  1.00      $  1.00     $  1.00    $   1.00
                                                             =======       =======     =======      =======     =======    ========
Total return*                                                   2.36%         4.98%       3.95%        1.92%       0.61%       0.93%
Ratio of net expenses to average net assets+                    0.49%**       0.49%       0.50%        0.51%       0.50%       0.51%
Ratio of net investment income to average net assets+           4.62%**       4.87%       4.00%        1.98%       0.60%       0.92%
Net assets, end of period (in thousands)                    $581,930      $457,109    $275,460     $153,432     $89,613    $193,468
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   0.49%**       0.49%       0.55%        0.66%       0.66%       0.66%
 Net investment income                                          4.62%**       4.87%       3.95%        1.83%       0.44%       0.77%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   0.49%**       0.49%       0.50%        0.51%       0.50%       0.51%
 Net investment income                                          4.62%**       4.87%       4.00%        1.98%       0.60%       0.92%


(a) Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                              1/31/08      7/31/07   7/31/06 (b)   7/31/05     7/31/04    7/31/03
CLASS 3
Net asset value, beginning of period                          $  1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                              -------     -------      -------     -------     -------     -------
Increase from investment operations:
 Net investment income                                        $  0.02     $  0.05      $  0.04     $  0.02     $  0.00     $  0.01
 Net realized and unrealized gain on investments                    -        0.00(a)         -           -           -           -
                                                              -------     -------      -------     -------     -------     -------
  Net increase from investment operations                     $  0.02     $  0.05      $  0.04     $  0.02     $  0.00     $  0.01
Distributions to shareowners:
 Net investment income                                          (0.02)      (0.05)       (0.04)      (0.02)      (0.00)      (0.01)
                                                              -------     -------      -------     -------     -------     -------
Capital Contributions                                         $     -     $     -      $     -     $  0.00(a)  $     -     $     -
                                                              -------     -------      -------     -------     -------     -------
Net increase (decrease) in net asset value                    $     -     $     -      $     -     $     -     $     -     $     -
                                                              -------     -------      -------     -------     -------     -------
Net asset value, end of period                                $  1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                              =======     =======      =======     =======     =======     =======
Total return*                                                    2.20%       4.72%        3.70%       1.67%       0.36%       0.68%
Ratio of net expenses to average net assets+                     0.74%**     0.74%        0.75%       0.76%       0.75%       0.76%
Ratio of net investment income to average net assets+            4.38%**     4.61%        3.71%       1.61%       0.35%       0.77%
Net assets, end of period (in thousands)                     $138,808    $136,912      $77,978     $45,871     $52,183     $91,824
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                    0.74%**     0.74%        0.80%       0.91%       0.91%       0.91%
 Net investment income                                           4.38%**     4.61%        3.66%       1.46%       0.19%       0.62%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                    0.74%**     0.74%        0.75%       0.76%       0.75%       0.76%
 Net investment income                                           4.38%**     4.61%        3.71%       1.61%       0.35%       0.77%

(a) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Institutional Money Market Fund (the Fund), is one of five portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the AmSouth Institutional Prime Obligations Money Market Fund. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity.

The Fund offers three classes of shares designated as - Class 1, Class 2, and Class 3. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class 2 and Class 3, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the Fund's fiscal year. Distributions paid during the year ended July 31, 2007 was as follows:

-----------------------------------------------------------------------------
                                                                 2007
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                             $29,323,807
  Long-term capital gain                                                -
                                                              -----------
    Total                                                     $29,323,807
                                                              ===========
-----------------------------------------------------------------------------

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at July 31, 2007.

-----------------------------------------------------------------------------
                                                            2007
-----------------------------------------------------------------------------
  Undistributed ordinary income                          $ 2,591,684
  Current year dividend payable                           (2,587,222)
  Current year Post October loss                             (52,811)
                                                         -----------
    Total                                                $   (48,349)
                                                         ===========
-----------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class 1, Class 2, and Class 3 of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class 1, Class 2, Class 3 can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.20% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.25%, 0.50% and 0.75% of the average daily net assets attributable to Class 1, Class 2 and Class 3 shares, respectively. These expense limitations are in effect through December 1, 2008.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities, is $4,774 in management fees, administrative fees and certain other services payable to PIM at January 31, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities, is $5,371 in transfer agent fees payable to PIMSS at January 31, 2008.

4.  Distribution Plan

The Fund adopted Plans of Distribution with respect to Class 2 and Class 3 shares (Class 2 Plan and Class 3 Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class 2 Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a distribution and service fee of up to 0.25% of the average daily net assets attributable to Class 2 shares in reimburse-

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ment of its actual expenditures to finance activities primarily intended to result in the sale of Class 2 shares. Pursuant to the Class 3 Plan, the Fund pays PFD a distribution and service fee 0.50% of the average daily net assets attributable to Class 3 shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class 3 shares. There are no distribution or service fees charged for Class 1 shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities, is $5,864 in distribution fees payable to PFD at January 31, 2008.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2008, the Fund's expenses were not reduced under such arrangements.

6.  New Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period, and that, on a hypothetical basis, such fee would remain in the second quintile relative to the peer group at higher asset levels. The Trustees concluded

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Institutional Money Market Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Daniel K. Kingsbury, Executive
Mary K. Bush                           Vice President
Margaret B.W. Graham                 Vincent Nave, Treasurer
Thomas J. Perna                      Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                    --------
                                    TREASURY
                                    RESERVES
                                      FUND

                                      ITAXX
                                  Ticker Symbol


                                   Semiannual

                                     Report

                                     1/31/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                 2
Portfolio Management Discussion                                       4
Portfolio Summary                                                     8
Performance Update                                                    9
Comparing Ongoing Fund Expenses                                      10
Schedule of Investments                                              12
Financial Statements                                                 14
Notes to Financial Statements                                        20
Approval of Investment Advisory Agreement                            25
Trustees, Officers and Service Providers                             29

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy and Wall Street ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically compared to U.S. government securities and stock markets declining. For the six months ending January 31, 2008, the Dow Jones Industrial Average fell 3%, the Standard & Poor's 500 Index declined 4% and the NASDAQ Composite Index fell 6%. The MSCI EAFE Developed Market Index of international stock markets fell 7%, and the MSCI Emerging Markets Index fell 1% over the period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the six months ending January 31, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 1% as its higher coupon yields overcame falling bond prices as credit spreads widened.

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other

Letter

consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08
--------------------------------------------------------------------------------

Widespread concerns about the slumping housing market and the broadening crisis in the subprime mortgage market contributed to remarkable volatility in the financial markets during the first half of Pioneer Treasury Reserves Fund's fiscal year. The uncertainty triggered a sharp and sudden reevaluation of credit risk and a flight to quality across all types of investment securities. In the following interview, portfolio manager Seth Roman discusses how his conservative style of management helped to preserve the Fund's credit integrity amidst great market turmoil, while maintaining liquidity to meet investors' needs. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Pioneer Treasury Reserves Fund invests in the highest-quality money market instruments available - such as those issued by the U.S. Treasury or any agency of the U.S. government, including the Federal National Mortgage Association
(FNMA) and the Federal Home Loan Bank (FHLB). During the period, the majority of the Fund's assets were invested in U.S. Treasury securities, with the balance in agency securities.

Q: How did the Fund perform during the volatile six-month period ended January 31, 2008?

A: The Fund performed well in a challenging environment. For the six months ended January 31, 2008, the Fund's Class A shares had a total return of 1.75%. In comparison, the average return for the 83 funds in Lipper's U.S. Treasury Money Market Funds category was 1.73% over the same period, while the Fund's benchmark, the Merrill-Lynch 90-day T-bill Index, returned 1.79%. The Fund's net asset value remained stable at $1.00 a share throughout this turbulent period.

     With the U.S. Federal Reserve Board (the Fed) reducing short-term interest rates to promote economic growth and infuse liquidity into the financial system, yields on money market securities declined throughout the semiannual period. Consequently, the seven-day effective compound yield for Class A shares fell from 4.30% at the start of the reporting period on July 31, 2007, to 2.84% on January 31, 2008.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What factors influenced the markets during the six-month reporting period?

A: During the summer of 2007, concerns about the lingering housing slump, rising defaults in the subprime mortgage market and a broadening credit crisis began to take a toll on investors' confidence. At the heart of this uncertainty were worries about the developing credit crunch, in which lenders and investors cut off the capital that businesses need to grow and consumers need to buy homes. Ultimately, the markets feared that credit worries would infect the broader economy - ending the six-year expansion and pushing the U.S. economy into recession.

     In August 2007, the Fed reduced its discount rate, the rate at which banks can borrow from the central bank, to help infuse liquidity in the financial system. This was the first of six cuts, which culminated in the discount rate falling from 5.75% to 3.50% by the end of the reporting period. In addition, the Fed reduced the Federal funds rate in September 2007. This benchmark rate is the interest rate banks charge each other for overnight loans to maintain reserve levels. This is a key interest rate and major policy tool for the Fed, because it has a direct impact on the economy, especially since so many kinds of consumer and commercial loans are tied to it. This reduction was the first in four years. Four more widely expected cuts followed before the close of the reporting period, dropping the Federal funds rate from 5.25% to 3.00%. The sheer number and degree of the reductions were quite glaring by historic standards. Both actions had a positive impact on the markets by increasing liquidity and reassuring investors that the Fed was willing to do its part to fend off a recession.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 1/31/08                            (continued)
--------------------------------------------------------------------------------

Q: What were the Fund's principal investment strategies during the six-month period?

A: Against a backdrop of pronounced market volatility, our primary goals were to maintain the Fund's $1.00 net asset value and ensure ample liquidity for our shareowners should they need immediate access to their money. We maintained our conservative approach, investing in only the very highest-quality securities. We avoided higher-yielding, short-term securities issued by structured investment vehicles (SIVs), which have exposure to subprime mortgage debt. These complex financial investments came under tremendous scrutiny and have become difficult to trade as a result of the credit problems spreading throughout the economy.

     At the beginning of the reporting period, with the Fed still leaning toward raising short-term interest rates to fight inflationary pressures, the Fund was focused on shorter-maturity U.S. Treasury and agency securities. We believed this strategy helped to keep the portfolio flexible enough to capture higher yields when opportunities presented themselves. However, by early fall, we began to anticipate that the Fed might change course and lower interest rates to stem the effects of the housing and mortgage market crisis and to foster growth. As a result, we increased the Fund's exposure to longer-maturity securities to lock in the higher fixed-rate yields for a greater period of time. As a result, the portfolio's average days to maturity rose from 15 days on July 31, 2007, to 51 days by January 31, 2008.

Q:   What is your investment outlook?

A: As the Fund enters the second half of its fiscal year, the Fed appears to have shifted its primary concern from fighting inflation to stabilizing markets and supporting growth. The central bank has indicated that it will take further action to avoid an economic recession. Consequently, we believe more cuts in the Fed funds rate may be likely, especially given evidence of slowed consumer spending, which accounts for close to 70 percent of U.S. economic activity.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Given this outlook and our expectation for continued volatility in the months ahead, we think a cautious approach is warranted. Our strategy will continue to emphasize short-term investments to maintain sufficient liquidity and very high-quality securities to help protect the Fund's net asset value. We'll also look for opportunities to lock in higher yields of longer maturity securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

Temporary Cash Investments              61.3%
U.S. Government & Agency Obligations    38.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   U.S Treasury Bill, 3.17%, 6/19/08                             28.01%
 2.   U.S. Treasury Note, 5.0%, 7/31/08                             14.23
 3.   U.S Treasury Bill, 2.0225%, 7/10/08                           14.05
 4.   U.S Treasury Bill, 2.31%, 7/3/08                              14.04
 5.   Federal Home Loan Bank, Floating Rate Note, 2/18/09            8.08
 6.   U.S. Treasury Note, 3.125%, 9/15/08                            5.64
 7.   U.S Treasury Bill, 3.9085%, 2/21/08                            3.68
 8.   Federal Home Loan Bank, Floating Rate Note, 8/21/08            2.84
 9.   U.S Treasury Bill, 2.366%, 7/24/08                             2.80
10.   Federal Home Loan Bank, 4.5%, 11/7/08                          2.42

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share                 1/31/08   7/31/07
Class A Shares                             $1.00     $1.00
Class Y Shares                             $1.00     $1.00

Distributions Per Share
--------------------------------------------------------------------------------

                     Net Investment     Short-Term       Long-Term
(8/1/07 - 1/31/08)   Income             Capital Gains    Capital Gains
Class A Shares       $0.0174            $ -              $ -
Class Y Shares       $0.0185            $ -              $ -

Yields*
--------------------------------------------------------------------------------

Per Share            7-Day Annualized   7-Day Effective**
Class A Shares       2.80%              2.84%
Class Y Shares       3.03%              3.07%

*    Please contact Pioneer to obtain the Fund's current 7-day yields.

**   Assumes daily compounding of dividends.

Expense Ratio
--------------------------------------------------------------------------------

(Per prospectus dated 12/1/07)

                 Gross    Net
Class A Shares   0.68%   0.68%
Class Y Shares   0.56%   0.56%

     The performance of the Class A shares and Class Y shares of the Fund includes the performance of AmSouth Treasury Reserve Money Market Fund Class A shares and AmSouth Treasury Reserve Money Market Fund Class I shares, respectively, prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Treasury Reserves Fund was created through the reorganization of AmSouth Treasury Reserve Money Market Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

     Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Treasury Reserves Fund

Based on actual returns from August 1, 2007 through January 31, 2008.

Share Class                                              A              Y
--------------------------------------------------------------------------------
Beginning Account Value On 8/1/07                     $1,000.00      $1,000.00
Ending Account Value On 1/31/08                       $1,017.50      $1,018.70
Expenses Paid During Period*                          $    4.37      $    3.15

* Expenses are equal to the Fund's annualized expense ratio of 0.86% and 0.62% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Treasury Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from August 1, 2007 through January 31, 2008.

Share Class                                            A              Y
--------------------------------------------------------------------------------
Beginning Account Value On 8/1/08                  $1,000.00      $1,000.00
Ending Account Value On 1/31/08                    $1,020.87      $1,022.08
Expenses Paid During Period*                       $    4.38      $    3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.86% and 0.62% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

                     Floating
  Principal           Rate (b)
     Amount        (unaudited)                                                          Value
                                  U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.9%
$   855,000                       Federal Home Loan Bank, 4.5%, 11/7/08           $   854,836
    500,000                       Federal Home Loan Bank, 5.25%, 2/1/08               500,000
  2,850,000             2.945     Federal Home Loan Bank, Floating Rate
                                  Note, 2/18/09                                     2,850,000
  1,000,000           4.84188     Federal Home Loan Bank, Floating Rate
                                  Note, 8/21/08                                     1,000,620
    490,000                       Federal Home Loan Mortgage Corp. Discount
                                  Note, 0.0%, 2/4/08                                  489,822
    500,000              2.96     Federal Farm Credit Bank, Floating Rate
                                  Note, 1/23/09                                       499,651
  5,000,000                       U.S. Treasury Bill, 2.0225%, 7/10/08              4,955,056
  5,000,000                       U.S. Treasury Bill, 2.31%, 7/3/08                 4,950,913
  1,000,000                       U.S. Treasury Bill, 2.366%, 7/24/08                 988,564
 10,000,000                       U.S. Treasury Bill, 3.17%, 6/19/08                9,878,086
  1,300,000                       U.S. Treasury Bill, 3.9085%, 2/21/08              1,297,177
  5,000,000                       U.S. Treasury Note, 5.0%, 7/31/08                 5,019,093
  2,000,000                       U.S. Treasury Note, 3.125%, 9/15/08               1,987,632
                                                                                  -----------
                                                                                  $35,271,450
                                                                                  -----------
                                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                  (Cost $35,271,450)                              $35,271,450
                                                                                  -----------
     Shares
                                  MUTUAL FUND - 0.0%
        728                       BlackRock Liquidity Funds FedFund Portfolio     $       728
                                                                                  -----------
                                  TOTAL MUTUAL FUND
                                  (Cost $728)                                     $       728
                                                                                  -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Principal
     Amount                                                                         Value
                 TEMPORARY CASH INVESTMENTS - 64.7%
                 Repurchase Agreements - 64.7%
$50,000,000      Barclays Plc, 2.05%, dated 1/31/08, repurchase price of
                 $50,000,000 plus accrued interest on 2/1/08 collateral-
                 ized by the following:
                 $26,637,049 Freddie Mac Giant, 5.0%, 7/1/35
                 $11,674,419 Freddie Mac Giant, 5.5%, 5/1/37
                 $13,165,434 Federal National Mortgage Association,
                 6.0%, 10/1/37
                 $4,297,647 U.S. Treasury Inflation Index,
                 3.875%, 1/15/09                                              $50,000,000
  5,000,000      Barclays Plc, 3.15%, dated 1/31/08, repurchase price of
                 $5,000,000 plus accrued interest on 2/1/08 collateralized
                 by the following:
                 $2,663,705 Freddie Mac Giant, 5.0%, 7/1/35
                 $1,167,442 Freddie Mac Giant, 5.5%, 5/1/37
                 $1,316,543 Federal National Mortgage Association,
                 6.0%, 10/1/37
                 $429,765 U.S. Treasury Inflation Index,
                 3.875%, 1/15/09                                                5,000,000
    800,000      Merrill Lynch, Inc. & Co., 3.10%, dated 1/31/08,
                 repurchase price of $800,000 plus accrued interest on
                 2/1/08 collateralized by the following:
                 $816,001 Government National Mortgage Association,
                 5.0% - 7.0%, 12/15/08 - 12/15/37                                 800,000
                                                                              -----------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $55,800,000)                                           $55,800,000
                                                                              -----------
                 TOTAL INVESTMENT IN SECURITIES - 105.6%
                 (Cost $91,072,178)(a)                                        $91,072,178
                                                                              -----------
                 OTHER ASSETS AND LIABILITIES - (5.6)%                        $(4,817,463)
                                                                              -----------
                 TOTAL NET ASSETS - 100.0%                                    $86,254,715
                                                                              ===========

(a) At January 31, 2008, the cost for federal income tax purposes was $91,072,178.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

The accompanying notes are an integral part of these financial statements.   13

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 1/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $35,272,178)      $35,272,178
  Repurchase agreements (cost $55,800,000)                    55,800,000
  Cash                                                           168,690
  Receivables -
    Fund shares sold                                              52,551
    Interest                                                      96,026
  Other                                                           29,584
                                                             -----------
     Total assets                                            $91,419,029
                                                             -----------
LIABILITIES:
  Payables -
    Investment securities purchased                          $ 4,955,055
    Fund shares repurchased                                        9,449
    Dividends                                                    142,663
  Due to affiliates                                                6,191
  Accrued expenses                                                50,956
                                                             -----------
     Total liabilities                                       $ 5,164,314
                                                             -----------
NET ASSETS:
  Paid-in capital                                            $86,252,664
  Distributions in excess of net investment income                (9,511)
  Accumulated net realized gain on investments                    11,562
                                                             -----------
     Total net assets                                        $86,254,715
                                                             ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $26,882,690/26,834,964 shares)           $      1.00
                                                             ===========
  Class Y (based on $59,372,025/59,312,841 shares)           $      1.00
                                                             ===========

14    The accompanying notes are an integral part of these financial statements.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08

INVESTMENT INCOME:
  Interest                                               $1,914,381
  Miscellaneous income                                       10,835
                                                         ----------
     Total investment income                                              $1,925,216
                                                                          ----------
EXPENSES:
  Management fees                                        $  179,958
  Transfer agent fees and expenses
    Class A                                                  10,800
    Class Y                                                   1,084
  Distribution fees
    Class A                                                  16,815
  Administrative fees                                        10,123
  Custodian fees                                             30,246
  Registration fees                                          27,600
  Professional fees                                          18,654
  Printing expense                                            7,891
  Fees and expenses of nonaffiliated trustees                 3,025
  Miscellaneous                                               2,376
                                                         ----------
     Total expenses                                                       $  308,572
     Less fees paid indirectly                                                  (100)
                                                                          ----------
     Net expenses                                                         $  308,472
                                                                          ----------
       Net investment income                                              $1,616,744
                                                                          ----------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $   14,173
                                                                          ----------
  Net increase in net assets resulting from operations                    $1,630,917
                                                                          ==========

The accompanying notes are an integral part of these financial statements.   15

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08 and the Year Ended 6/30/07, respectively

                                                    Six Months
                                                      Ended
                                                     1/31/08         Year Ended
                                                   (unaudited)         7/31/07
FROM OPERATIONS:
Net investment income                            $    1,616,744    $    4,945,263
Net realized gain on investments                         14,173               227
                                                 --------------    --------------
    Net increase in net assets resulting
     from operations                             $    1,630,917    $    4,945,490
                                                 --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.0174 and $0.0450 per share,
     respectively)                               $     (404,309)   $   (1,756,896)
    Class Y ($0.0185 and $0.0466 per share,
     respectively)                                   (1,229,047)       (3,187,993)
                                                 --------------    --------------
     Total distributions to shareowners          $   (1,633,356)   $   (4,944,889)
                                                 --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                 $  113,985,847    $  265,114,177
Reinvestment of distributions                           441,202         1,619,053
Cost of shares repurchased                         (126,027,906)     (269,949,540)
                                                 --------------    --------------
    Net decrease in net assets resulting from
     Fund share transactions                     $  (11,600,857)   $   (3,216,310)
                                                 --------------    --------------
    Net decrease in net assets                   $  (11,603,296)   $   (3,215,709)
NET ASSETS:
Beginning of period                                  97,858,011       101,073,720
                                                 --------------    --------------
End of period                                    $   86,254,715    $   97,858,011
                                                 ==============    ==============
Undistributed (distributions in excess of) net
  investment income                              $       (9,511)   $        7,101
                                                 ==============    ==============

16    The accompanying notes are an integral part of these financial statements.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   '08 Shares       '08 Amount        '07 Shares        '07 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                         40,586,568    $  40,586,568       118,336,530    $  118,336,530
Reinvestment of distributions          351,293          351,293         1,369,275         1,369,275
Less shares repurchased            (40,347,217)     (40,347,217)     (125,104,093)     (125,104,093)
                                   -----------    -------------      ------------    --------------
    Net increase (decrease)            590,644    $     590,644        (5,398,288)   $   (5,398,288)
                                   ===========    =============      ============    ==============
CLASS Y
Shares sold                         73,399,279    $  73,399,279       146,777,647    $  146,777,647
Reinvestment of distributions           89,909           89,909           249,778           249,778
Less shares repurchased            (85,680,689)     (85,680,689)     (144,845,447)     (144,845,447)
                                   ===========    =============      ============    ==============
    Net increase (decrease)        (12,191,501)   $ (12,191,501)        2,181,978    $    2,181,978
                                   ===========    =============      ============    ==============

The accompanying notes are an integral part of these financial statements.   17


Pioneer Treasury Reserves Fund
---------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                      Ended
                                                                     1/31/08     Year Ended    Year Ended
                                                                 (unaudited)       7/31/07    7/31/06 (b)
CLASS A
Net asset value, beginning of period                                $  1.00       $  1.00       $  1.00
                                                                    -------       -------       -------
Increase from investment operations:
 Net investment income                                              $  0.02       $  0.05       $  0.03
                                                                    -------       -------       -------
Distributions to shareowners:
 Net investment income                                              $ (0.02)      $ (0.05)      $ (0.03)
                                                                    -------       -------       -------
Capital Contributions                                               $     -       $     -       $     -
                                                                    -------       -------       -------
Net asset value, end of period                                      $  1.00       $  1.00       $  1.00
                                                                    =======       =======       =======
Total return*                                                          1.75%         4.59%         3.36%
Ratio of net expenses to average net assets+                           0.86%**       0.68%         0.90%
Ratio of net investment income to average net assets+                  3.41%**       4.55%         3.36%
Net assets, end of period (in thousands)                            $26,883       $26,293       $31,687
Ratios with no waiver of management fees and assumption of
 expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          0.86%**       0.68%         0.92%
 Net investment income                                                 3.41%**       4.55%         3.34%
Ratios with waiver of management fees and assumption of
 expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                          0.86%**       0.68%         0.90%
 Net investment income                                                 3.41%**       4.55%         3.36%


Pioneer Treasury Reserves Fund
-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

                                                                   Year Ended       Year Ended     Year Ended
                                                                     7/31/05         7/31/04        7/31/03
CLASS A
Net asset value, beginning of period                                $  1.00         $   1.00        $  1.00
                                                                    -------         --------        -------
Increase from investment operations:
 Net investment income                                              $  0.02         $   0.00(a)     $  0.01
                                                                    -------         --------        -------
Distributions to shareowners:
 Net investment income                                              $ (0.02)        $  (0.00)(a)    $ (0.01)
                                                                    -------         --------        -------
Capital Contributions                                               $  0.00(a)      $      -        $     -
                                                                    -------         --------        -------
Net asset value, end of period                                      $  1.00         $   1.00        $  1.00
                                                                    =======         ========        =======
Total return*                                                          1.62%            0.25%          0.56%
Ratio of net expenses to average net assets+                           0.70%            0.77%          0.84%
Ratio of net investment income to average net assets+                  1.62%            0.26%          0.60%
Net assets, end of period (in thousands)                            $70,793         $ 72,929        $46,753
Ratios with no waiver of management fees and assumption of
 expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          0.69%            1.02%          1.01%
 Net investment income                                                 1.63%            0.01%          0.43%
Ratios with waiver of management fees and assumption of
 expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                          0.70%            0.77%          0.84%
 Net investment income                                                 1.62%            0.26%          0.60%

(a)  Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at the net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Treasury Reserves Fund
---------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                      Ended
                                                                     1/31/08     Year Ended    Year Ended
                                                                   (unaudited)     7/31/07    7/31/06 (b)
CLASS Y
Net asset value, beginning of period                                $  1.00       $  1.00       $  1.00
                                                                    -------       -------       -------
Increase from investment operations:
 Net investment income                                              $  0.02       $  0.05       $  0.03
                                                                    -------       -------       -------
Distributions to shareowners:
 Net investment income                                              $ (0.02)      $ (0.05)      $ (0.03)
                                                                    -------       -------       -------
Capital Contributions                                               $     -       $     -       $     -
                                                                    -------       -------       -------
Net asset value, end of period                                      $  1.00       $  1.00       $  1.00
                                                                    =======       =======       =======
Total return*                                                          1.87%         4.76%         3.56%
Ratio of net expenses to average net assets+                           0.62%**       0.56%         0.69%
Ratio of net investment income to average net assets+                  3.66%**       4.66%         3.59%
Net assets, end of period (in thousands)                            $59,372       $71,565       $69,387
Ratios with no waiver of management fees and assumption of
 expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          0.62%**       0.56%         0.72%
 Net investment income                                                 3.66%**       4.66%         3.57%
Ratios with waiver of management fees and assumption of
 expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                          0.62%**       0.56%         0.69%
 Net investment income                                                 3.66%**       4.66%         3.59%


Pioneer Treasury Reserves Fund
------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

                                                                  Year Ended       Year Ended     Year Ended
                                                                     7/31/05         7/31/04        7/31/03
CLASS Y
Net asset value, beginning of period                                $  1.00         $   1.00        $  1.00
                                                                    -------         --------        -------
Increase from investment operations:
 Net investment income                                              $  0.02         $   0.00(a)     $  0.01
                                                                    -------         --------        -------
Distributions to shareowners:
 Net investment income                                              $ (0.02)        $  (0.00)(a)    $ (0.01)
                                                                    -------         --------        -------
Capital Contributions                                               $  0.00(a)             -        $     -
                                                                    -------         --------        -------
Net asset value, end of period                                      $  1.00         $   1.00        $  1.00
                                                                    =======         ========        =======
Total return*                                                          1.67%            0.33%          0.71%
Ratio of net expenses to average net assets+                           0.65%            0.69%          0.68%
Ratio of net investment income to average net assets+                  1.60%            0.35%          0.78%
Net assets, end of period (in thousands)                            $96,014         $134,182        $41,676
Ratios with no waiver of management fees and assumption of
 expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          0.85%            0.92%          0.90%
 Net investment income                                                 1.40%            0.12%          0.56%
Ratios with waiver of management fees and assumption of
 expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                          0.65%            0.69%          0.68%
 Net investment income                                                 1.60%            0.35%          0.78%

(a)  Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's advisor on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at the net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Treasury Reserves Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the AmSouth Treasury Reserve Money Market Fund. The investment objective of the Fund is to seek current income, preservation of capital and liquidity through investments in high-quality short term securities.

The Fund currently offers two classes of shares designated as Class A and Class Y shares. Shares of Class A and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Class A shareowners. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Although the Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has a net capital loss carryforward of $2,611 which will expire in 2010 if not utilized.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended July 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                    2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                $ 4,944,889
Long-term capital gain                                                   -
                                                               -----------
  Total                                                        $ 4,944,889
                                                               ===========
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at July 31, 2007:

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                    $ 242,281
Capital loss carryforward                                          (2,611)
Dividend payable                                                 (235,180)
                                                                 ---------
  Total                                                          $  4,490
                                                                 =========
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
     Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, and is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. The management fee was equivalent to 0.40% of the average daily net assets for the period.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,132 in management fees, administrative costs and certain other services payable to PIM at January 31, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,951 in transfer agent fees payable to PIMSS at January 31, 2008.

4. Distribution Plan

The Fund adopted a Plan of Distribution for Class A shares (Class A Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.15% of the average daily

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $108 in distribution fees payable to PFD at January 31, 2008.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS, which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2008, the Fund's expenses were reduced by $100 under such arrangements.

6. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. The Trustees noted the relatively small size of the Fund compared to its peer groups. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund and the quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Treasury Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Thomas J. Perna                            Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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30

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                                                                              31

--------------------------------------------------------------------------------

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32

--------------------------------------------------------------------------------

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                                                                              33

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34

--------------------------------------------------------------------------------

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                                                                              35

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.